Precidian ETFs Trust

Prospectus

February 28, 2025

Precidian ETFs Trust (“Trust”) is a registered investment company consisting of separate investment portfolios called “Series.” This Prospectus relates solely to the following Series:

Name	Ticker Symbol
Airbus SE ADRhedged™	EADH
Bayer AG ADRhedged™	BAYH
Bayerische Motoren Werke AG ADRhedged™	BMWH
Deutsche Telekom AG ADRhedged™	DTEH
Heineken NV ADRhedged™	HEIH
Hermes International SA ADRhedged™	HESH]
Hitachi Ltd. ADRhedged™	HTHH
L’Oreal SA ADRhedged™	LRLH
LVMH Moet Hennessy Louis Vuitton SE ADRhedged™	LVH
Nestle SA ADRhedged™	NSRH
Roche Holding AG ADRhedged™	RHHH
Siemens AG ADRhedged™	SIEH
Softbank Group Corp. ADRhedged™	SFTH

Each Series is an exchange-traded fund. This means that Shares of the Series are listed on Cboe BZX Exchange, Inc. (the “Exchange”) and trade at market prices. The market price for a Series Shares may be different from its net asset value per share (“NAV”).

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured	May Lose Value	No Bank Guarantee

TABLE OF CONTENTS

AIRBUS SE ADRhedged™

Investment Objective

The Airbus SE ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Airbus SE in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of Airbus SE (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are unsponsored, meaning that the ADRs are issued by the depositary bank without the involvement of the Company. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. With respect to unsponsored ADRs, foreign issuers (such as the Company) are generally not subject to U.S. reporting obligations, and they are not required to make filings with the U.S Securities and Exchange Commission.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Airbus SE

Airbus SE is the largest aeronautics and space company in Europe. Airbus SE designs, manufactures, and delivers products, services and solutions for the commercials aircraft, helicopter, defence, and space sectors. Airbus SE is primarily traded on the Paris Stock Exchange, has a market cap of approximately $132.05 billion and annual revenue was reported as 65.45 billion in 2023.

Information regarding Airbus SE may be obtained from publicly available sources including, but not limited to, the company’s website (www.airbus.com), press releases, newspaper articles and other publicly disseminated documents. Airbus SE ADRs trade on the over-the-counter market (“OTC”). Information regarding Airbus SE may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Investors should be aware that the SEC’s website has information about the unsponsored ADRs related to the Company, however, the SEC’s website does not have disclosure about the Company nor is such disclosure about the Company disclosed by the Company. Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Airbus SE ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on Airbus SE, and seek information form their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding Airbus SE from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Airbus SE is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Airbus SE have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Airbus SE could affect the value of the Fund’s investments with respect to Airbus SE and therefore the value of the Fund.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risk of Investing in France. The Series’ investment in French issuers subjects the Series to legal, regulatory, political, currency, security, and economic risks specific to France. Concerns have emerged with respect to the economic outlook for certain European Union (the “EU”) countries, including France. External demand for French exports is expected to be negatively impacted by the United Kingdom’s (the “U.K.”) decision to leave the EU. As a result, the French economy may experience adverse trends due to concerns about a prolonged economic downturn, potential weakness in exports, high rates of unemployment and rising government debt levels. The French economy is dependent on agricultural exports and, as a result, is susceptible to fluctuations in demand for agricultural products. France has experienced several terrorist attacks over the past several years, creating a climate of insecurity that has been detrimental to tourism.

Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the Euronext Paris Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Airbus SE Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Airbus SE may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply chain, shortages of critical materials, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Airbus SE Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and aerospace and defense industry companies, Airbus SE faces risks unique to its operations including, among others, geopolitical instability impacting defense spending, complex and costly development projects, stringent regulatory environments, cyber security threats, technological obsolescence, reputational damage from accidents, and potential for ethical concerns surrounding military technology development.

Aerospace and Defense Industry Risk. Government aerospace and defense regulation and spending policies can significantly affect the aerospace and defense industry because many companies involved in the aerospace and defense industry rely to a large extent government demand for their products and services. There are significant risks inherent in contracting with governments that could have a material adverse effect on the business, financial condition and results of operations of industry participants.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

To the extent the Manager of the Series determines that material information about the Company underlying the ADRs is not available in English and generally made available to the public in a manner described above in the Principal Investment Strategies, investors in the Series may not be able to gather information on which to make investment decisions. In such circumstances, the Adviser will advise the Board of Trustees of the Series of the circumstances, and the Board may make a determination to cease operations of the Series. In such circumstances, the Series may distribute the underlying ADRs in kind to shareholders, the Fund may liquidate the positions and distribute cash to shareholders, or the Board may take such other actions as it deems most appropriate for, and in the best of, shareholders under the circumstances.

Risks of Investing in Unsponsored Depositary Receipts. Unsponsored ADRs carry specific risks compared to sponsored ADRs. Here are some key risks to consider:

●	Lack of Control by the Foreign Company: Unsponsored ADRs are issued without the involvement or consent of the foreign company, which means the company may not provide timely or accurate financial information, potentially leading to a lack of transparency.

●	Limited Information: Since the foreign issuer is not directly involved, the level of financial disclosure and corporate governance might be lower. Investors may not have access to crucial information that would be available with a sponsored ADR.

●	Liquidity Issues: Unsponsored ADRs can have lower trading volumes compared to sponsored ADRs, which might lead to wider bid-ask spreads and difficulties in executing trades.

●	Exchange Rate Risk: Like all foreign investments, unsponsored ADRs are subject to currency risk. Fluctuations in the exchange rate can significantly impact the value of the investment.

●	Regulatory Risks: Different regulatory environments may affect the company’s operations and financial health. Unsponsored ADRs may not comply with the same regulatory standards as sponsored ADRs. The regulatory requirements applicable to a foreign issuer may be different than those of the United States, and as a result, the frequency and level of detail of disclosure about the operations of such an issuer may be less than the requirements imposed on issuers whose securities are registered in the United States.

●	Potential for Higher Volatility: Due to lower liquidity and less oversight, unsponsored ADRs may experience higher price volatility.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

BAYER AG ADRhedged™

Investment Objective

The Bayer AG ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Bayer AG in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Bayer AG (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are unsponsored, meaning that the ADRs are issued by the depositary bank without the involvement of the Company. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Bayer AG

Bayer AG is a German multinational company that develops, manufactures, and sells products for human health and agriculture. Bayer AG engages in the business of life science fields of healthcare and nutrition and its products include prescription and over-the-counter drugs, sees, crop protection products, and diagnostic imaging equipment. Bayer AG is primarily traded on the German Stock Exchange, has a market cap of approximately $21.26 billion and annual revenue was reported as $51.75 billion in 2023.

Information regarding Bayer AG may be obtained from publicly available sources including, but not limited to, the company’s website (www.bayer.com), press releases, newspaper articles and other publicly disseminated documents. Bayer AG ADRs trade on the over-the-counter market (“OTC”). Information regarding Bayer AG may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup).Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Bayer AG ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. A broker-dealer may satisfy Rule 15c2-11, in part, by reviewing the information made available by Bayer AG in compliance with Rule 12g3-2(b) under the Exchange Act. Investors are highly encouraged to conduct their own research on Bayer AG, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding Bayer AG from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Bayer AG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Bayer AG have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Bayer AG could affect the value of the Fund’s investments with respect to Bayer AG and therefore the value of the Fund.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in Germany. The risks of investing in the securities of a German company include risks of significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country’s social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

Investing in the EU Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the Frankfurt Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Bayer AG Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Bayer AG may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, litigation, environment concerns, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Bayer AG Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and pharmaceutical companies, Bayer AG faces risks unique to its operations including, among others, reduced demand for prescription medicine, growing competition from generic pharmaceuticals, pharmaceutical fraud, rising consumer expectations, data breaches, cybersecurity threats, and supply chain disruptions.

Pharmaceutical Industry Risk.  The profitability of companies in the pharmaceutical industry is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by such events as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. Many pharmaceutical companies face intense competition from new products and less costly generic products. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.

Additionally, companies in the pharmaceutical industry may be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. These companies may be adversely affected by government regulation and changes in reimbursement rates from third-party payors, such as Medicare, Medicaid and other government-sponsored programs, private health insurance plans and health maintenance organizations.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

To the extent the Manager of the Series determines that material information about the Company underlying the ADRs is not available in English and generally made available to the public in a manner described above in the Principal Investment Strategies, investors in the Series may not be able to gather information on which to make investment decisions. In such circumstances, the Adviser will advise the Board of Trustees of the Series of the circumstances, and the Board may make a determination to cease operations of the Series. In such circumstances, the Series may distribute the underlying ADRs in kind to shareholders, the Fund may liquidate the positions and distribute cash to shareholders, or the Board may take such other actions as it deems most appropriate for, and in the best of, shareholders under the circumstances.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

BAYERISCHE MOTOREN WERKE AG ADRhedged™

Investment Objective

The Bayerische Motoren Werke AG ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Bayerische Motoren Werke AG in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Bayerische Motoren Werke AG (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are unsponsored, meaning that the ADRs are issued by the depositary bank without the involvement of the Company. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. With respect to unsponsored ADRs, foreign issuers (such as the Company) are generally not subject to U.S. reporting obligations, and they are not required to make filings with the U.S Securities and Exchange Commission.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Bayerische Motoren Werke AG

Bayerische Motoren Werke AG, commonly abbreviated to “BMW”, is a German multinational manufacturer of luxury cars, motorcycles, and other vehicles headquartered in Munich, Bavaria, Germany. BMW also offers financing and dealership services. BMW is primarily traded on the Frankfurt Stock Exchange, has a market cap of approximately $48.61 billion and annual revenue was reported as 168.3 billion in 2023.

Information regarding BMW may be obtained from publicly available sources including, but not limited to, the company’s website (www.bmw.com), press releases, newspaper articles and other publicly disseminated documents. Bayer AG ADRs trade on the over-the-counter market (“OTC”). Information regarding BMW may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Investors should be aware that the SEC’s website has information about the unsponsored ADRs related to the Company, however, the SEC’s website does not have disclosure about the Company nor is such disclosure about the Company disclosed by the Company. Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for BMW ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on BMW, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding BMW from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding BMW is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of BMW have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning BMW could affect the value of the Fund’s investments with respect to BMW and therefore the value of the Fund.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in Germany. The risks of investing in the securities of a German company include risks of significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country’s social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

Investing in the EU Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the Frankfurt Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

BMW Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. BMW may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, raw materials price risks, environmental risks, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

BMW Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and automotive companies, BMW faces risks unique to its operations including, among others, fluctuating market demand, rapid technological changes, competition for other luxury brands, evolving regulations, high development costs for new technologies, and potential damage to brand reputation due to quality issues or recalls.

Automotive Industry Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

To the extent the Manager of the Series determines that material information about the Company underlying the ADRs is not available in English and generally made available to the public in a manner described above in the Principal Investment Strategies, investors in the Series may not be able to gather information on which to make investment decisions. In such circumstances, the Adviser will advise the Board of Trustees of the Series of the circumstances, and the Board may make a determination to cease operations of the Series. In such circumstances, the Series may distribute the underlying ADRs in kind to shareholders, the Fund may liquidate the positions and distribute cash to shareholders, or the Board may take such other actions as it deems most appropriate for, and in the best of, shareholders under the circumstances.

Risks of Investing in Unsponsored Depositary Receipts. Unsponsored ADRs carry specific risks compared to sponsored ADRs. Here are some key risks to consider:

●	Lack of Control by the Foreign Company: Unsponsored ADRs are issued without the involvement or consent of the foreign company, which means the company may not provide timely or accurate financial information, potentially leading to a lack of transparency.

●	Limited Information: Since the foreign issuer is not directly involved, the level of financial disclosure and corporate governance might be lower. Investors may not have access to crucial information that would be available with a sponsored ADR.

●	Liquidity Issues: Unsponsored ADRs can have lower trading volumes compared to sponsored ADRs, which might lead to wider bid-ask spreads and difficulties in executing trades.

●	Exchange Rate Risk: Like all foreign investments, unsponsored ADRs are subject to currency risk. Fluctuations in the exchange rate can significantly impact the value of the investment.

●	Regulatory Risks: Different regulatory environments may affect the company’s operations and financial health. Unsponsored ADRs may not comply with the same regulatory standards as sponsored ADRs. The regulatory requirements applicable to a foreign issuer may be different than those of the United States, and as a result, the frequency and level of detail of disclosure about the operations of such an issuer may be less than the requirements imposed on issuers whose securities are registered in the United States.

●	Potential for Higher Volatility: Due to lower liquidity and less oversight, unsponsored ADRs may experience higher price volatility.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DEUTSCHE TELEKOM AG ADRhedged™

Investment Objective

The Deutsche Telekom AG ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Deutsche Telekom AG in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Deutsche Telekom AG (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are sponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Deutsche Telekom AG

Deutsche Telekom AG is a German telecommunications company headquartered in Bonn and is the largest telecommunications provider in Europe by revenue. Deutsche Telekom AG provides mobile communications, internet, and fixed networks. Deutsche Telekom AG also provides information and communication technology services for business and corporations. Deutsche Telekom AG is listed on the Frankfurt Stock Exchange, has a market cap of approximately $172.6 billion and annual revenue was reported as $93.03 billion in 2023.

Information regarding Deutsche Telekom AG may be obtained from publicly available sources including, but not limited to, the company’s website (www.telekom.com), press releases, newspaper articles and other publicly disseminated documents. Deutsche Telekom AG ADRs trade on the over-the-counter market (“OTC”). Information regarding Deutsche Telekom AG may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Deutsche Telekom AG ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. A broker-dealer may satisfy Rule 15c2-11, in part, by reviewing the information made available by Deutsche Telekom AG in compliance with Rule 12g3-2(b) under the Exchange Act, and confirm that other eligibility standards to be listed on the OTCQX are met. Investors are highly encouraged to conduct their own research on Deutsche Telekom AG, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding Deutsche Telekom AG from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Deutsche Telekom AG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Deutsche Telekom AG have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Deutsche Telekom AG could affect the value of the Fund’s investments with respect to Deutsche Telekom AG and therefore the value of the Fund.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Investing in Germany. The risks of investing in the securities of a German company include risks of significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country’s social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the Frankfurt Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Deutsche Telekom AG Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Deutsche Telekom AG may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, data security issues, economic uncertainty, changes in technology, disruptions in supply chain, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Deutsche Telekom AG Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and telecommunications companies, Deutsche Telekom AG faces risks unique to its operations including, among others, intense market competition, rapidly evolving technology causing obsolescence, regulatory pressures, cyber security threats, data privacy concerns, geopolitical instability, and potential price reductions enforced by regulators; all of which can impact profitability and customer retention.

Telecommunications Sector Risk. Companies in the telecommunications sector may be affected by industry competition, substantial capital requirements, government regulation and obsolescence of telecommunications products and services due to technological advancement.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

To the extent the Manager of the Series determines that material information about the Company underlying the ADRs is not available in English and generally made available to the public in a manner described above in the Principal Investment Strategies, investors in the Series may not be able to gather information on which to make investment decisions. In such circumstances, the Adviser will advise the Board of Trustees of the Series of the circumstances, and the Board may make a determination to cease operations of the Series. In such circumstances, the Series may distribute the underlying ADRs in kind to shareholders, the Fund may liquidate the positions and distribute cash to shareholders, or the Board may take such other actions as it deems most appropriate for, and in the best of, shareholders under the circumstances.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

HEINEKEN NV ADRhedged™

Investment Objective

The Heineken NV ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Heineken NV in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Heineken NV (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are sponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Heineken N.V.

Heineken N.V., also known as The Heineken Company, is a Dutch multinational brewing company that develops, markets, and sells alcoholic beverages.   Heineken N.V. is traded on the Euronext Amsterdam Exchange, has a market cap of approximately $40.08 billion and annual revenue was reported as $ 39.5 billion in 2023.

Information regarding Heineken N.V. may be obtained from publicly available sources including, but not limited to, the company’s website (www.heineken.com), press releases, newspaper articles and other publicly disseminated documents. Heineken N.V. ADRs trade on the over-the-counter market (“OTC”). Information regarding Heineken N.V. may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Heineken N.V. ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. A broker-dealer may satisfy Rule 15c2-11, in part, by reviewing the information made available by Heineken N.V. in compliance with Rule 12g3-2(b) under the Exchange Act, and confirm that other eligibility standards to be listed on the OTCQX are met. Investors are highly encouraged to conduct their own research on Heineken N.V., and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding Heineken N.V. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Heineken N.V. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Heineken N.V. have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Heineken N.V. could affect the value of the Fund’s investments with respect to Heineken N.V. and therefore the value of the Fund.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risk of Investing in the Netherlands. Investments in Dutch issuers will subject the Series to legal, regulatory, political, currency, security and economic risk specific to the Netherlands and the countries that use the euro. In addition, because the economy of the Netherlands is export driven, the Netherlands relies heavily on its key trading partners.

Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the Euronext Amsterdam Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Heineken N.V. Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the beverages industry or Belgium. Heineken N.V. may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, consumer confidence, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Heineken N.V. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and beverage industry companies, Heineken NV faces risks unique to its operations including, among others, food safety risks, economic downturns, dependence on specific markets, regulatory compliance, and regulatory changes,

Beverages Industry Risk. The Series is subject to the risks faced by companies in the beverage industry, including: changes in demand for products, demographic and product trends and general economic conditions; effects of competitive pricing, environmental factors, marketing campaigns and consumer boycotts; and adverse effects from governmental regulation and oversight. The beverage industry may also be affected by risks that affect the broader consumer staples industry.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

To the extent the Manager of the Series determines that material information about the Company underlying the ADRs is not available in English and generally made available to the public in a manner described above in the Principal Investment Strategies, investors in the Series may not be able to gather information on which to make investment decisions. In such circumstances, the Adviser will advise the Board of Trustees of the Series of the circumstances, and the Board may make a determination to cease operations of the Series. In such circumstances, the Series may distribute the underlying ADRs in kind to shareholders, the Fund may liquidate the positions and distribute cash to shareholders, or the Board may take such other actions as it deems most appropriate for, and in the best of, shareholders under the circumstances.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

HERMES INTERNATIONAL SA ADRhedged™

Investment Objective

The Hermes International SA ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Hermes International SA in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Hermes International SA (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are unsponsored, meaning that the ADRs are issued by the depositary bank without the involvement of the Company. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. With respect to unsponsored ADRs, foreign issuers (such as the Company) are generally not subject to U.S. reporting obligations, and they are not required to make filings with the U.S Securities and Exchange Commission.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Hermes International SA

Hermes International SA (“Hermes”) is a luxury goods company that designs, produces, and distributes a variety of products including bags, clothing, shoes, and jewelry. Hermes is primarily traded on the Paris Stock Exchange, has a market cap of approximately $296.6 billion and annual revenue was reported as $14.84 billion in 2023.

Information regarding Hermes International SA may be obtained from publicly available sources including, but not limited to, the company’s website (www.hermes.com), press releases, newspaper articles and other publicly disseminated documents. Hermes ADRs trade on the over-the-counter market (“OTC”). Information regarding Hermes may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Investors should be aware that the SEC’s website has information about the unsponsored ADRs related to the Company, however, the SEC’s website does not have disclosure about the Company nor is such disclosure about the Company disclosed by the Company. Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Hermes ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on Hermes, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding Hermes from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Hermes is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Hermes have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Hermes could affect the value of the Fund’s investments with respect to Hermes and therefore the value of the Fund.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risk of Investing in France. The Series’ investment in French issuers subjects the Series to legal, regulatory, political, currency, security, and economic risks specific to France. Concerns have emerged with respect to the economic outlook for certain European Union (the “EU”) countries, including France. External demand for French exports is expected to be negatively impacted by the United Kingdom’s (the “U.K.”) decision to leave the EU. As a result, the French economy may experience adverse trends due to concerns about a prolonged economic downturn, potential weakness in exports, high rates of unemployment and rising government debt levels. The French economy is dependent on agricultural exports and, as a result, is susceptible to fluctuations in demand for agricultural products. France has experienced several terrorist attacks over the past several years, creating a climate of insecurity that has been detrimental to tourism.

Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the Euronext Paris Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Hermes International SA Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Hermes International SA may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, consumer sentiment, changes in technology, disruptions in supply chain, availability of materials, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Hermes Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and consumer discretionary industry companies, Hermes faces risks unique to its operations including, among others, overexposure and brand dilution due to excessive accessibility, damage to exclusivity through improper distribution, fluctuations in consumer demand based on economic cycles, dependence on a limited range of iconic products, counterfeiting issues, supply chain disruptions impacting access to high-quality materials, and potential negative impacts on brand image from ethical concerns regarding labor practices in the supply chain; all while maintaining the delicate balance of exclusivity and meeting consumer expectations for high quality and craftsmanship.

Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, including the functioning of the global supply chain, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

To the extent the Manager of the Series determines that material information about the Company underlying the ADRs is not available in English and generally made available to the public in a manner described above in the Principal Investment Strategies, investors in the Series may not be able to gather information on which to make investment decisions. In such circumstances, the Adviser will advise the Board of Trustees of the Series of the circumstances, and the Board may make a determination to cease operations of the Series. In such circumstances, the Series may distribute the underlying ADRs in kind to shareholders, the Fund may liquidate the positions and distribute cash to shareholders, or the Board may take such other actions as it deems most appropriate for, and in the best of, shareholders under the circumstances.

Risks of Investing in Unsponsored Depositary Receipts. Unsponsored ADRs carry specific risks compared to sponsored ADRs. Here are some key risks to consider:

●	Lack of Control by the Foreign Company: Unsponsored ADRs are issued without the involvement or consent of the foreign company, which means the company may not provide timely or accurate financial information, potentially leading to a lack of transparency.

●	Limited Information: Since the foreign issuer is not directly involved, the level of financial disclosure and corporate governance might be lower. Investors may not have access to crucial information that would be available with a sponsored ADR.

●	Liquidity Issues: Unsponsored ADRs can have lower trading volumes compared to sponsored ADRs, which might lead to wider bid-ask spreads and difficulties in executing trades.

●	Exchange Rate Risk: Like all foreign investments, unsponsored ADRs are subject to currency risk. Fluctuations in the exchange rate can significantly impact the value of the investment.

●	Regulatory Risks: Different regulatory environments may affect the company’s operations and financial health. Unsponsored ADRs may not comply with the same regulatory standards as sponsored ADRs. The regulatory requirements applicable to a foreign issuer may be different than those of the United States, and as a result, the frequency and level of detail of disclosure about the operations of such an issuer may be less than the requirements imposed on issuers whose securities are registered in the United States.

●	Potential for Higher Volatility: Due to lower liquidity and less oversight, unsponsored ADRs may experience higher price volatility.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

HITACHI LTD. ADRhedged™

Investment Objective

The Hitachi Ltd. ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Hitachi Ltd. in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Hitachi Ltd. (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are sponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Japanese Yen (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Hitachi Ltd.

Hitachi Ltd. is a Japanese multinational conglomerate that manufactures and sells a variety of products and services. Hitachi’s products and services include digital system and services, energy and railway systems, building systems (e.g., elevators and escalators), home appliances, air conditioners, measurement and analytical systems, water and environmental solutions, mass-produced industrial equipment, custom-made industrial equipment, healthcare products, construction machinery, and automotive systems. Hitachi Ltd. is primarily traded on the Tokyo and Nagoya Stock Exchanges, has a market cap of approximately $123.3 billion and annual revenue was reported as $70.5 billion in 2023.

Information regarding Hitachi Ltd. may be obtained from publicly available sources including, but not limited to, the company’s website (www.hitachi.com), press releases, newspaper articles and other publicly disseminated documents. Hitachi Ltd. ADRs trade on the over-the-counter market (“OTC”). Information regarding Hitachi Ltd. may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Hitachi Ltd. ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on Hitachi Ltd., and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding Hitachi Ltd. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Hitachi Ltd. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Hitachi Ltd. have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Hitachi Ltd. could affect the value of the Fund’s investments with respect to Hitachi Ltd. and therefore the value of the Fund.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in Japan. The risks of investing in the securities of a Japanese company include risks of natural disasters, lack of natural resources, reliance on trading partners (including the United States and Asian and European economies), national security, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

Foreign Market Risk. Because non-U.S. exchanges such as the Tokyo Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Hitachi Ltd. Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Hitachi Ltd may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, environmental issues, compliance risks, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Hitachi Ltd. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and technology industry companies, Hitachi Ltd. faces risks unique to its operations including, among others, intense global competition in the technology sector, rapid technological change, supply chain disruptions due to geopolitical factors, fluctuating currency exchange rates, environmental regulations, potential reputational damage from product recalls, and maintaining a skilled workforce in a competitive market.

Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

To the extent the Manager of the Series determines that material information about the Company underlying the ADRs is not available in English and generally made available to the public in a manner described above in the Principal Investment Strategies, investors in the Series may not be able to gather information on which to make investment decisions. In such circumstances, the Adviser will advise the Board of Trustees of the Series of the circumstances, and the Board may make a determination to cease operations of the Series. In such circumstances, the Series may distribute the underlying ADRs in kind to shareholders, the Fund may liquidate the positions and distribute cash to shareholders, or the Board may take such other actions as it deems most appropriate for, and in the best of, shareholders under the circumstances.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

L’OREAL SA ADRhedged™

Investment Objective

The L’Oreal SA ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of L’Oreal SA in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the L’Oreal SA (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are unsponsored, meaning that the ADRs are issued by the depositary bank without the involvement of the Company. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. With respect to unsponsored ADRs, foreign issuers (such as the Company) are generally not subject to U.S. reporting obligations, and they are not required to make filings with the U.S Securities and Exchange Commission.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

L’Oreal SA

L’Oréal S.A. (“L’Oréal”) is a French multinational company that develops, manufactures, and sells cosmetic and personal care products for women and men worldwide. L’Oréal is primarily traded on the Paris Stock Exchange, has a market cap of approximately $188.3 billion and annual revenue was reported as $45.5 billion in 2023.

Information regarding L’Oréal S.A. may be obtained from publicly available sources including, but not limited to, the company’s website (www.loreal.com), press releases, newspaper articles and other publicly disseminated documents. L’Oréal ADRs trade on the over-the-counter market (“OTC”). Information regarding L’Oréal may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Investors should be aware that the SEC’s website has information about the unsponsored ADRs related to the Company, however, the SEC’s website does not have disclosure about the Company nor is such disclosure about the Company disclosed by the Company. Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for L’Oréal ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on L’Oréal, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding L’Oréal from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding L’Oréal is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of L’Oréal have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning L’Oréal could affect the value of the Fund’s investments with respect to L’Oréal and therefore the value of the Fund.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risk of Investing in France. The Series’ investment in French issuers subjects the Series to legal, regulatory, political, currency, security, and economic risks specific to France. Concerns have emerged with respect to the economic outlook for certain European Union (the “EU”) countries, including France. External demand for French exports is expected to be negatively impacted by the United Kingdom’s (the “U.K.”) decision to leave the EU. As a result, the French economy may experience adverse trends due to concerns about a prolonged economic downturn, potential weakness in exports, high rates of unemployment and rising government debt levels. The French economy is dependent on agricultural exports and, as a result, is susceptible to fluctuations in demand for agricultural products. France has experienced several terrorist attacks over the past several years, creating a climate of insecurity that has been detrimental to tourism.

Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the Euronext Paris Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

L’Oréal SA Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. L’Oréal may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, environmental risks, health and safety issues, changes in technology, disruptions in supply chain, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

L’Oréal Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and consumer discretionary companies, L’Oréal faces risks unique to its operations including, among others, negative publicity due to product safety concerns, regulatory changes impacting ingredients, reputational damage from ethical sourcing issues, fluctuations in consumer trends, intense competition in the beauty market, and potential legal challenges related to product claims or advertising, all of which can significantly impact sales and brand image.

Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, including the functioning of the global supply chain, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

To the extent the Manager of the Series determines that material information about the Company underlying the ADRs is not available in English and generally made available to the public in a manner described above in the Principal Investment Strategies, investors in the Series may not be able to gather information on which to make investment decisions. In such circumstances, the Adviser will advise the Board of Trustees of the Series of the circumstances, and the Board may make a determination to cease operations of the Series. In such circumstances, the Series may distribute the underlying ADRs in kind to shareholders, the Fund may liquidate the positions and distribute cash to shareholders, or the Board may take such other actions as it deems most appropriate for, and in the best of, shareholders under the circumstances.

Risks of Investing in Unsponsored Depositary Receipts. Unsponsored ADRs carry specific risks compared to sponsored ADRs. Here are some key risks to consider:

●	Lack of Control by the Foreign Company: Unsponsored ADRs are issued without the involvement or consent of the foreign company, which means the company may not provide timely or accurate financial information, potentially leading to a lack of transparency.

●	Limited Information: Since the foreign issuer is not directly involved, the level of financial disclosure and corporate governance might be lower. Investors may not have access to crucial information that would be available with a sponsored ADR.

●	Liquidity Issues: Unsponsored ADRs can have lower trading volumes compared to sponsored ADRs, which might lead to wider bid-ask spreads and difficulties in executing trades.

●	Exchange Rate Risk: Like all foreign investments, unsponsored ADRs are subject to currency risk. Fluctuations in the exchange rate can significantly impact the value of the investment.

●	Regulatory Risks: Different regulatory environments may affect the company’s operations and financial health. Unsponsored ADRs may not comply with the same regulatory standards as sponsored ADRs. The regulatory requirements applicable to a foreign issuer may be different than those of the United States, and as a result, the frequency and level of detail of disclosure about the operations of such an issuer may be less than the requirements imposed on issuers whose securities are registered in the United States.

●	Potential for Higher Volatility: Due to lower liquidity and less oversight, unsponsored ADRs may experience higher price volatility.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

LVMH MOET HENNESSY LOUIS VUITTON SE ADRhedged™

Investment Objective

The LVMH Moet Hennessy Louis Vuitton SE ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of LVMH Moet Hennessy Louis Vuitton SE in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the LVMH Moet Hennessy Louis Vuitton SE (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are unsponsored, meaning that the ADRs are issued by the depositary bank without the involvement of the Company. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. With respect to unsponsored ADRs, foreign issuers (such as the Company) are generally not subject to U.S. reporting obligations, and they are not required to make filings with the U.S Securities and Exchange Commission.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

LVMH Moet Hennessy Louis Vuitton SE

LVMH Moet Hennessy Louis Vuitton SE (“LVMH”) is a French multinational holding company and conglomerate headquartered in Paris. LVMH is a luxury goods company that produces and sells wine, spirits, fashion, leather goods, perfumes, cosmetics, watches, and jewelry. LVMH is primarily traded on the Paris Stock Exchange, has a market cap of approximately $354.2 billion and annual revenue was reported as $95.2 billion in 2023.

Information regarding LVMH may be obtained from publicly available sources including, but not limited to, the company’s website (www.lvmh.com), press releases, newspaper articles and other publicly disseminated documents. LVMH ADRs trade on the over-the-counter market (“OTC”). Information regarding LVMH may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Investors should be aware that the SEC’s website has information about the unsponsored ADRs related to the Company, however, the SEC’s website does not have disclosure about the Company nor is such disclosure about the Company disclosed by the Company. Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for LVMH ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on LVMH, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding LVMH from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding LVMH is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of LVMH have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning LVMH could affect the value of the Fund’s investments with respect to LVMH and therefore the value of the Fund.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risk of Investing in France. The Series’ investment in French issuers subjects the Series to legal, regulatory, political, currency, security, and economic risks specific to France. Concerns have emerged with respect to the economic outlook for certain European Union (the “EU”) countries, including France. External demand for French exports is expected to be negatively impacted by the United Kingdom’s (the “U.K.”) decision to leave the EU. As a result, the French economy may experience adverse trends due to concerns about a prolonged economic downturn, potential weakness in exports, high rates of unemployment and rising government debt levels. The French economy is dependent on agricultural exports and, as a result, is susceptible to fluctuations in demand for agricultural products. France has experienced several terrorist attacks over the past several years, creating a climate of insecurity that has been detrimental to tourism.

Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the Euronext Paris Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

LVMH Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. LVMH Moet Hennessy Louis Vuitton SE may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, consumer health issues, disruptions in supply chain, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

LVMH Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and consumer discretionary companies, LVMH faces risks unique to its operations including, among others, overexposure and brand dilution due to excessive accessibility, damage to exclusivity through improper distribution, fluctuations in consumer demand based on economic cycles, dependence on a limited range of iconic products, counterfeiting issues, supply chain disruptions impacting access to high-quality materials, and potential negative impacts on brand image from ethical concerns regarding labor practices in the supply chain; all while maintaining the delicate balance of exclusivity and meeting consumer expectations for high quality and craftsmanship.

Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, including the functioning of the global supply chain, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

To the extent the Manager of the Series determines that material information about the Company underlying the ADRs is not available in English and generally made available to the public in a manner described above in the Principal Investment Strategies, investors in the Series may not be able to gather information on which to make investment decisions. In such circumstances, the Adviser will advise the Board of Trustees of the Series of the circumstances, and the Board may make a determination to cease operations of the Series. In such circumstances, the Series may distribute the underlying ADRs in kind to shareholders, the Fund may liquidate the positions and distribute cash to shareholders, or the Board may take such other actions as it deems most appropriate for, and in the best of, shareholders under the circumstances.

Risks of Investing in Unsponsored Depositary Receipts. Unsponsored ADRs carry specific risks compared to sponsored ADRs. Here are some key risks to consider:

●	Lack of Control by the Foreign Company: Unsponsored ADRs are issued without the involvement or consent of the foreign company, which means the company may not provide timely or accurate financial information, potentially leading to a lack of transparency.

●	Limited Information: Since the foreign issuer is not directly involved, the level of financial disclosure and corporate governance might be lower. Investors may not have access to crucial information that would be available with a sponsored ADR.

●	Liquidity Issues: Unsponsored ADRs can have lower trading volumes compared to sponsored ADRs, which might lead to wider bid-ask spreads and difficulties in executing trades.

●	Exchange Rate Risk: Like all foreign investments, unsponsored ADRs are subject to currency risk. Fluctuations in the exchange rate can significantly impact the value of the investment.

●	Regulatory Risks: Different regulatory environments may affect the company’s operations and financial health. Unsponsored ADRs may not comply with the same regulatory standards as sponsored ADRs. The regulatory requirements applicable to a foreign issuer may be different than those of the United States, and as a result, the frequency and level of detail of disclosure about the operations of such an issuer may be less than the requirements imposed on issuers whose securities are registered in the United States.

●	Potential for Higher Volatility: Due to lower liquidity and less oversight, unsponsored ADRs may experience higher price volatility.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NESTLE SA ADRhedged™

Investment Objective

The Nestle SA ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Nestle SA in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Nestle SA (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are sponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Swiss Franc (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Nestle SA

Nestle S.A. (“Nestle”) is a Swiss multinational food and beverage conglomerate corporation headquartered in Switzerland. Nestle S.A. manufactures and sells products for people and pets. Nestle is primarily traded on the Swiss Franc Exchange, has a market cap of approximately $218.2 billion and annual revenue was reported as $111.03 billion in 2023.

Information regarding Nestle may be obtained from publicly available sources including, but not limited to, the company’s website (www.nestle.com), press releases, newspaper articles and other publicly disseminated documents. Nestle ADRs trade on the over-the-counter market (“OTC”). Information regarding Nestle may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Nestle ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. A broker-dealer may satisfy Rule 15c2-11, in part, by reviewing the information made available by Nestle in compliance with Rule 12g3-2(b) under the Exchange Act. Investors are highly encouraged to conduct their own research on Nestle, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding Nestle from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Nestle is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Nestle have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Nestle could affect the value of the Fund’s investments with respect to Nestle and therefore the value of the Fund.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risk of Investing in Switzerland. Investments in Swiss issuers will subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to Switzerland. International trade is a large component of the Swiss economy and Switzerland depends upon exports to generate economic growth. The Swiss economy relies on certain key trading partners in order to sustain continued economic growth. Switzerland’s economic growth generally mirrors slowdowns and growth spurts experienced in other countries, including the U.S. and certain Western European countries.

Foreign Market Risk. Because non-U.S. exchanges such as the SIX Swiss Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Nestle Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, environmental concerns, disruptions in supply chain, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Nestle Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and food and beverage industry companies, Nestle faces risks unique to its operations including, among others, negative public perception due to ethical concerns regarding their sourcing practices, particularly child labor and environmental impact, fluctuating raw material costs due to climate change, intense competition in the food and beverage market, changing consumer preferences towards healthier options, and potential regulatory issues related to product labeling and marketing; all of which can significantly impact their sales and brand reputation.

Food and Beverage Industry Risk. The food and beverage industry is highly competitive and can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, evolving consumer preferences, nutritional and health-related concerns, federal, state and local food inspection and processing controls, consumer product liability claims, consumer boycotts, risks of product tampering and the availability and expense of liability insurance.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

To the extent the Manager of the Series determines that material information about the Company underlying the ADRs is not available in English and generally made available to the public in a manner described above in the Principal Investment Strategies, investors in the Series may not be able to gather information on which to make investment decisions. In such circumstances, the Adviser will advise the Board of Trustees of the Series of the circumstances, and the Board may make a determination to cease operations of the Series. In such circumstances, the Series may distribute the underlying ADRs in kind to shareholders, the Fund may liquidate the positions and distribute cash to shareholders, or the Board may take such other actions as it deems most appropriate for, and in the best of, shareholders under the circumstances.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ROCHE HOLDING AG ADRhedged™

Investment Objective

The Roche Holding AG ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Roche Holding AG in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Roche Holding AG (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are sponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Swiss Franc (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Roche Holding AG

Roche Holding AG (“Roche”) engages in the pharmaceuticals and diagnostics businesses internationally. Roche develops medicines, diagnostics testing and equipment, and digital health solutions. Roche is primarily traded on the Swiss Franc Exchange, has a market cap of approximately $233.6 billion and annual revenue was reported as $64.24 billion in 2023.

Information regarding Roche may be obtained from publicly available sources including, but not limited to, the company’s website (www.roche.com), press releases, newspaper articles and other publicly disseminated documents. Roche AG ADRs trade on the over-the-counter market (“OTC”). Information regarding Roche may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Roche ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. A broker-dealer may satisfy Rule 15c2-11, in part, by reviewing the information made available by Roche in compliance with Rule 12g3-2(b) under the Exchange Act, and confirm that other eligibility standards to be listed on the OTCQX are met. Investors are highly encouraged to conduct their own research on Roche, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding Roche from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Roche is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Roche have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Roche could affect the value of the Fund’s investments with respect to Roche and therefore the value of the Fund.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risk of Investing in Switzerland. Investments in Swiss issuers will subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to Switzerland. International trade is a large component of the Swiss economy and Switzerland depends upon exports to generate economic growth. The Swiss economy relies on certain key trading partners in order to sustain continued economic growth. Switzerland’s economic growth generally mirrors slowdowns and growth spurts experienced in other countries, including the U.S. and certain Western European countries.

Foreign Market Risk. Because non-U.S. exchanges such as the SIX Swiss Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Roche Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Roche may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, environmental concerns, disruptions in supply chain, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Roche Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and pharmaceutical companies, Roche faces risks unique to its operations including, among others, intense competition in the pharmaceutical market, dependence on successful drug development, regulatory hurdles, potential side effects from new medications, clinical trial failures, intellectual property challenges, market fluctuations, reputational damage from adverse events, and changing healthcare policies across different regions.

Pharmaceutical Industry Risk.  The profitability of companies in the pharmaceutical industry is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by such events as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. Many pharmaceutical companies face intense competition from new products and less costly generic products. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.

Additionally, companies in the pharmaceutical industry may be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. These companies may be adversely affected by government regulation and changes in reimbursement rates from third-party payors, such as Medicare, Medicaid and other government-sponsored programs, private health insurance plans and health maintenance organizations.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

To the extent the Manager of the Series determines that material information about the Company underlying the ADRs is not available in English and generally made available to the public in a manner described above in the Principal Investment Strategies, investors in the Series may not be able to gather information on which to make investment decisions. In such circumstances, the Adviser will advise the Board of Trustees of the Series of the circumstances, and the Board may make a determination to cease operations of the Series. In such circumstances, the Series may distribute the underlying ADRs in kind to shareholders, the Fund may liquidate the positions and distribute cash to shareholders, or the Board may take such other actions as it deems most appropriate for, and in the best of, shareholders under the circumstances.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SIEMENS AG ADRhedged™

Investment Objective

The Siemens AG ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Siemens AG in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Siemens AG (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are sponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Siemens AG

Siemens AG is a German multinational technology conglomerate. It is focused on creating products and services for industrial automation, distributed energy resources, rail transport and health technology. Siemens AG is primarily traded on the Frankfurt Stock Exchange, has a market cap of approximately $173.4 billion and annual revenue was reported as $82.4 billion in 2024.

Information regarding Siemens AG may be obtained from publicly available sources including, but not limited to, the company’s website (www.siemens.com), press releases, newspaper articles and other publicly disseminated documents. Siemens AG ADRs trade on the over-the-counter market (“OTC”). Information regarding Siemens AG may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Siemens AG ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on Siemens AG, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding Siemens AG from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Siemens AG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Siemens AG have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Siemens AG could affect the value of the Fund’s investments with respect to Siemens AG and therefore the value of the Fund.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Investing in Germany. The risks of investing in the securities of a German company include risks of significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country’s social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the Frankfurt Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Siemens AG Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply chain, labor problems or shortages, human rights issues, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Siemens AG Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and technology companies, Siemens AG faces risks unique to its operations including, among others, geopolitical instability, trade wars, fluctuating economic conditions, intense competition in the industrial automation market, rapid technological changes, cybersecurity threats, supply chain disruptions, and regulatory compliance challenges across different regions where they operate, particularly in the areas of energy, infrastructure, and industrial automation.

Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.

Rail Transport Risk. Companies that provide rail transport technology and services are subject to the risks of the rail transport industry as a whole. Such risks include, but are not limited to, the risk that a company cannot secure or maintain regulatory qualifications for products and services, non-diverse customer base due to the industry being dominated by a few large participants, changes in regulatory standards for services and equipment, natural disasters that can interrupt railway operations, and obsolete technology.

Health Technology Risk. Health technology companies are subject to unique risks related to intellectual property protection and significant expenditures on research and development that many not produce profitable results. Companies in the health technology industry rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect rights in their proprietary products and technologies. There can be no assurance that steps taken to protect proprietary rights will adequately prevent the misappropriation of technology. Competitors may also develop technologies that are substantially equivalent or superior to such companies’ technology. Health technology companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be profitable.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

To the extent the Manager of the Series determines that material information about the Company underlying the ADRs is not available in English and generally made available to the public in a manner described above in the Principal Investment Strategies, investors in the Series may not be able to gather information on which to make investment decisions. In such circumstances, the Adviser will advise the Board of Trustees of the Series of the circumstances, and the Board may make a determination to cease operations of the Series. In such circumstances, the Series may distribute the underlying ADRs in kind to shareholders, the Fund may liquidate the positions and distribute cash to shareholders, or the Board may take such other actions as it deems most appropriate for, and in the best of, shareholders under the circumstances.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SOFTBANK GROUP CORP. ADRhedged™

Investment Objective

The Softbank Group Corp. ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Softbank Group Corp. in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Softbank Group Corp. (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are unsponsored, meaning that the ADRs are issued by the depositary bank without the involvement of the Company. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. With respect to unsponsored ADRs, foreign issuers (such as the Company) are generally not subject to U.S. reporting obligations, and they are not required to make filings with the U.S Securities and Exchange Commission.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Japanese Yen (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Softbank Group Corp.

Softbank Group Corp.(“Softbank”) operates as a holding company, that provides a range of products and services. Through its subsidiary “SoftBank”, businesses include telecommunication services, technology, finance, and media. Softbank is primarily traded on the Tokyo Stock Exchange, has a market cap of approximately $88.81 billion and annual revenue was reported as $48.62 billion in 2023.

Information regarding Softbank may be obtained from publicly available sources including, but not limited to, the company’s website (group.softbank/en), press releases, newspaper articles and other publicly disseminated documents. Softbank ADRs trade on the over-the-counter market (“OTC”). Information regarding Softbank may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Investors should be aware that the SEC’s website has information about the unsponsored ADRs related to the Company, however, the SEC’s website does not have disclosure about the Company nor is such disclosure about the Company disclosed by the Company. Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Softbank ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on Softbank, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding Softbank from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Softbank is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Softbank have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Softbank could affect the value of the Fund’s investments with respect to Softbank and therefore the value of the Fund.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in Japan. The risks of investing in the securities of a Japanese company include risks of natural disasters, lack of natural resources, reliance on trading partners (including the United States and Asian and European economies), national security, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

Foreign Market Risk. Because non-U.S. exchanges such as the Tokyo Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

SoftBank Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. SoftBank may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Softbank Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and telecommunication services companies, Softbank faces risks unique to its operations including, among others, market volatility, dependence on the tech sector, high debt levels, regulatory changes, geopolitical risks, valuation risks associated with their large investment portfolio, potential for poor investment decisions, competition from other investors, and the need to adapt to rapidly changing technological landscapes.

Telecommunication Services Industry Risk. Risks faced by companies in the telecommunications industry include a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

To the extent the Manager of the Series determines that material information about the Company underlying the ADRs is not available in English and generally made available to the public in a manner described above in the Principal Investment Strategies, investors in the Series may not be able to gather information on which to make investment decisions. In such circumstances, the Adviser will advise the Board of Trustees of the Series of the circumstances, and the Board may make a determination to cease operations of the Series. In such circumstances, the Series may distribute the underlying ADRs in kind to shareholders, the Fund may liquidate the positions and distribute cash to shareholders, or the Board may take such other actions as it deems most appropriate for, and in the best of, shareholders under the circumstances.

Risks of Investing in Unsponsored Depositary Receipts. Unsponsored ADRs carry specific risks compared to sponsored ADRs. Here are some key risks to consider:

●	Lack of Control by the Foreign Company: Unsponsored ADRs are issued without the involvement or consent of the foreign company, which means the company may not provide timely or accurate financial information, potentially leading to a lack of transparency.

●	Limited Information: Since the foreign issuer is not directly involved, the level of financial disclosure and corporate governance might be lower. Investors may not have access to crucial information that would be available with a sponsored ADR.

●	Liquidity Issues: Unsponsored ADRs can have lower trading volumes compared to sponsored ADRs, which might lead to wider bid-ask spreads and difficulties in executing trades.

●	Exchange Rate Risk: Like all foreign investments, unsponsored ADRs are subject to currency risk. Fluctuations in the exchange rate can significantly impact the value of the investment.

●	Regulatory Risks: Different regulatory environments may affect the company’s operations and financial health. Unsponsored ADRs may not comply with the same regulatory standards as sponsored ADRs. The regulatory requirements applicable to a foreign issuer may be different than those of the United States, and as a result, the frequency and level of detail of disclosure about the operations of such an issuer may be less than the requirements imposed on issuers whose securities are registered in the United States.

●	Potential for Higher Volatility: Due to lower liquidity and less oversight, unsponsored ADRs may experience higher price volatility.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

OVERVIEW

The Trust is registered under the Investment Company Act of 1940, as amended and currently consists of 48 ADRhedged™ investment portfolios (each, a “Series,” and together, the “Series”). Each Series is an exchange traded fund (“ETF”). ETFs are investment companies the Shares of which are listed on a stock exchange and traded like equity securities at market prices. Generally, ETFs, allow you to buy or sell Shares that represent the collective performance of a selected group of portfolio instruments that are designed to achieve a particular objective. Unlike other ETFs, none of the Series will be taxed as a regulated investment company for tax purposes. Instead, each Series intends to qualify as a grantor trust under the Code. Each Series seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the ADR of a non-U.S. company (each, a “Company,” and together, the “Companies”), hedged against fluctuations in the exchange rate between the U.S. dollar and the local currency of the foreign security underlying the ADR (the “Local Currency”).

Shares of the Series are listed and trade at market prices on the Exchange. The market price for a Share of a Series may be different from the Series most recent NAV per Share. Similar to shares of a mutual fund, each Share of a Series represents a partial ownership in an underlying portfolio of instruments. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all Shareholders at a price based on NAV, Shares of the Series may be purchased or redeemed directly from the Series at NAV solely by Authorized Participants. Also, unlike shares of a mutual fund, Shares of the Series are listed on a national securities exchange and trade in the Secondary Market at market prices that change throughout the day. The Trust has entered into a licensing agreement with the Manager pursuant to which the Trust may use the terms “Precidian” and “ADRHedged” without payment of a fee to the Manager under the agreement, provided that the Manager continues to be the Series’ investment manager pursuant to an investment management agreement with the Trust.

Each Series investment objective is not fundamental and therefore each Series investment objective may be changed by the Board of Trustees (the “Board”) of the Trust without Shareholder approval upon sixty (60) days’ written notice to Shareholders, provided any such change does not give the Trustees or related parties the power to vary the investment of the Series. Unless otherwise noted, all other policies of the Series may be changed without Shareholder approval.

This Prospectus provides the information you need to make an informed decision about investing in a Series. It contains important facts about the Trust as a whole and each Series in particular.

Precidian Funds, LLC is the investment manager to the Series.

ADDITIONAL DESCRIPTION OF THE STRATEGIES OF THE SERIES

The Airbus SE ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Airbus SE.

The Bayer AG ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Bayer AG.

The Bayerische Motoren Werke AG ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Bayerische Motoren Werke AG.

The Deutsche Telekom AG ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Deutsche Telekom AG.

The Heineken NV ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Heineken NV.

The Hermes International SA ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Hermes International SA.

The Hitachi Ltd. ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Hitachi Ltd..

The L’Oreal SA ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of L’Oreal SA.

The LVMH Moet Hennessy Louis Vuitton SE ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of LVMH Moet Hennessy Louis Vuitton SE.

The Nestle SA ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Nestle SA.

The Roche Holding AG ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Roche Holding AG.

The Siemens AG ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Siemens AG.

The Softbank Group Corp. ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Softbank Group Corp.

ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. The ADRs in which the Series invest in are (1) sponsored or unsponsored ADRs, (2) registered with the U.S. Securities and Exchange Commission on Form F-6 and (3) Level 1 ADRs, all of which are listed on U.S. over-the-counter markets. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities.

Each Series invests in the Portfolio Securities and the Currency Hedge Contract, which is designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Local Currency. The Currency Hedge Contract is a currency swap. A currency swap is an agreement between two parties to exchange periodic cash flows on a notional amount of two or more currencies based on the relative value differential between them.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

On each business day at the same time (“Settlement Time”), the Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the close of business on the prior business day and the change in the Exchange Rate from the prior Settlement Time.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of these mark to market payments, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series do not seek to replicate the performance of a specified index.

Each Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Because each Series only invests in the ADRs of a Company and the Currency Hedge Contract, each Series will concentrate its investments (i.e., invest 25% or more of its total assets) in the industry or group of industries in which the Company is classified.

Each of the policies and strategies described in this Prospectus, including the investment objective of each Series, constitutes a non-fundamental policy that may be changed by the Board of Trustees of the Trust without Shareholder approval. Certain fundamental policies of the Series are set forth in the Series SAI under “Investment Restrictions.”

ADDITIONAL DESCRIPTION OF THE RISKS OF THE SERIES

Investors in a Series should carefully consider the risks of investing in the Series as set forth in the Series Summary Information section under “Principal Risks.” To the extent such risks apply, they are discussed hereunder in greater detail.

All Series

Market Risk. The market price of investments owned by the Series may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

Foreign Market Risk. Because non-U.S. exchanges may be open on days when a Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell a Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, each Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bear additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, each Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid, however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as a Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. To the extent that a Series has only one or a few counterparties, the Series will be exposed to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. A Series is subject to liquidity risk if the Series is unable to sell the Currency Hedge Contract or is otherwise required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series are subject to valuation risk as they may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of a Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because each Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the industry in which the Company is classified or the country in which the Company is located. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Non-Diversification Risk. Each Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of a Series portfolio, although the Series enter into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invest will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. Moreover, the price at which the Series securities may be sold and the value of the Series Shares may be adversely affected if trading markets for ADRs are limited or absent or if bid/ask spreads are wide. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. A Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

To the extent the Manager of the Series determines that material information about any Company underlying the ADRs is not available in English and generally made available to the public in a manner described above in the Principal Investment Strategies, investors in the Series may not be able to gather information on which to make investment decisions. In such circumstances, the Adviser will advise the Board of Trustees of the Series of the circumstances, and the Board may make a determination to cease operations of the Series. In such circumstances, the Series may distribute the underlying ADRs in kind to shareholders, the Fund may liquidate the positions and distribute cash to shareholders, or the Board may take such other actions as it deems most appropriate for, and in the best of, shareholders under the circumstances.

Under Rule 12g3-2(b), a foreign private issuer is provided an automatic exemption from registration under Section 12(g) of the Exchange Act if it meets the following three conditions: (1) The foreign private issuer is not required to file reports under Exchange Act Sections 13(a) or 15(d) (such obligations arising generally as a result of a public offering of securities, a listing on a national securities exchange, or voluntary registration under the Exchange Act); (2) The foreign private issuer maintains a listing of the subject class of securities on one or two exchanges in a non-U.S. jurisdiction(s) that comprise more than 55% of its worldwide trading volume (its “Primary Trading Market”); and (3) The foreign private issuer publishes in English on its website (or through an electronic information delivery system generally available to the public in its Primary Trading Market) material items of information that: (a) It has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) It has filed or been required to file with the principal stock exchange in its Primary Trading Market on which its securities are traded and which has been made public by that exchange; or (c) It has distributed or been required to distribute to its security holders. The exemption provided by Rule 12g3-2(b) is self-executing; it does not require foreign private issuers to make a formal application to the Commission for the exemption or submit materials to the Commission to maintain the exemption. To establish the exemption initially, the foreign private issuer must have published electronically in English its non-U.S. disclosure documents published since the first day of its most recently completed fiscal year. To maintain the exemption, the foreign private issuer’s non-U.S. disclosure documents must, on an on-going basis, be electronically published in English on its website promptly. Foreign issuers are not required to provide the information required by Rule 12g3-2 and may cease doing so at any time, which could impact whether an ADR of the foreign issuer could be quoted in the over-the-counter markets. If this circumstance were to arise and a depositary bank were not to step in and become the sponsor of the securities of such foreign issuer, the Series may be forced to consider whether to liquidate and/or distribute in-kind all of the assets of the Series.

Tax Risk. Each Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, each Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series are subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series face numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to a Series Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy Shares of a Series in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for a Series Shares may not develop and market trading may be halted if trading in the Series underlying securities is halted.

The per share NAV of the Series is calculated at the end of each business day and fluctuates with changes in the market value of the Series holdings since the most recent calculation. The trading prices of the Series Shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. The trading prices of the Series Shares may deviate significantly from NAV during periods of market volatility. The Manager believes that large discounts or premiums to the NAV of a Series are not likely to be sustained over the long-term because Shares can be created and redeemed in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it likely that the Series Shares normally will trade on exchanges at prices close to the Series next calculated NAV, market prices are not expected to correlate exactly with the Series NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a Shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the Shareholder may sustain losses.

The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with a Series. The Series have a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to a Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

New Series Risk. Each Series is new and as a new series, there can be no assurance that the Series will grow to or maintain an economically viable size, in which case it could ultimately liquidate. Each Series distributor does not maintain a secondary market in the Series shares. If the Series does not grow its assets to a viable level, it may be difficult for the Manager to implement the Series investment strategies and achieve the desired portfolio diversification.

Airbus SE ADRhedged™, Bayer AG ADRhedged™, Bayerische Motoren Werke AG ADRhedged™, Deutsche Telekom AG ADRhedged™, Heineken NV ADRhedged™, Hermes International SA ADRhedged™, L’Oreal SA ADRhedged™, LVMH Moet Hennessy Louis Vuitton SE ADRhedged™, Siemens AG ADRhedged™

Investing in the EU Risk. Investments in certain countries in the EU are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Separately, the European Union faces issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of a new constitutional treaty, the EU’s enlargement to the south and east, and resolution of the EU’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by tight fiscal and monetary controls that the union may seek to impose on its members.

Continuing uncertainty as to the status of the euro and the EU and the potential for certain countries to withdraw from the union has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EU could have significant adverse effects on currency and financial markets, and on the value of the Series investments. In June 2016, the UK approved a referendum to leave the European Union (known as “Brexit”). Although its long-term effects remain uncertain, Brexit’s impact on the UK and European economies and the broader global economy could be significant and result in increased volatility, illiquidity and potentially lower economic growth in markets in the UK, Europe and globally, which may adversely affect the value of the Series investments. Brexit also may spark additional member states to contemplate departing the European Union, furthering economic and political instability in the region.

Airbus SE ADRhedged™, Hermes International SA ADRhedged™, L’Oreal SA ADRhedged™, LVMH Moet Hennessy Louis Vuitton SE ADRhedged™

Risks of Investing in France. Investment in French issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks specific to France. Ongoing concerns in relation to the economic health of the EU continue to constrain the economic resilience of certain EU member states, including France. Interest rates on France’s debt may rise to levels that make it difficult for it to service high debt levels without significant financial help from, among others, the European Central Bank and could potentially result in default. In addition, the French economy is dependent to a significant extent on the economies of certain key trading partners, including Germany and other Western European countries. A reduction in spending on French products and services or changes in any of the economies may cause economic adversity in France. In addition, France has been subject to acts of terrorism, which has created a climate of insecurity that has been detrimental to tourism and may lead to further adverse economic consequences. The French economy is dependent on exports from the agricultural sector. Leading agricultural exports include dairy products, meat, wine, fruit and vegetables, and fish. As a result, the French economy is susceptible to fluctuations in demand for agricultural products.

Bayer AG ADRhedged™, Bayerische Motoren Werke AG ADRhedged™, Deutsche Telekom AG ADRhedged™, Siemens AG ADRhedged™

Risks of Investing in Germany. Investing in German companies involves additional risks, including, but not limited to: significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country’s social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

Hitachi Ltd. ADRhedged™, Softbank Group Corp. ADRhedged™

Risks of Investing in Japan. The Series invests in the ADRs of a Japanese company. Any of the following risks, individually or in the aggregate, can impact an investment made in Japan, and therefore the securities of a Japanese company:

●	Geographic Risk. Japan is located in a part of the world that has historically been prone to natural disasters such as earthquakes, volcanoes and tsunamis and is economically sensitive to environmental events. Any such event could result in a significant adverse impact on the Japanese economy.
●	Lack of Natural Resources Risk. Japan is an island state with few natural resources and limited land area and is reliant on imports for its commodity needs. In particular, the Japanese economy is dependent on global sources of petroleum products, including those in the Middle East. Any disruptions, fluctuations or shortages in the commodity markets could have a negative impact on the Japanese economy.
●	Reliance On Trading Partners Risk. The Japanese economy is heavily dependent on international trade, including trade with the U.S., other Asian countries and European nations, and has been adversely affected by trade tariffs, other protectionist measures and rising commodity prices. Japanese economic growth has generally been dependent on the U.S. and Chinese economies, with trade increasing with China in recent years.

○	Asian Economic Risk. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic or political events in any one country can have a significant economic effect on the entire Asian region as well as on major trading partners outside Asia and any adverse event in the Asian markets may have a significant adverse effect on the Japanese economy.
○	U.S. Economic Risk. The U.S. is a significant trading partner of Japan. Decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates or a recession in the U.S. may have an adverse impact on the Japanese economy. Weakness in the U.S. economy or the U.S. dollar could adversely affect Japanese trade with the U.S.
○	European Economic Risk. The Economic and Monetary Union of the European Union (“EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in EU economies may have a significant adverse effect on the economies of EU member countries. The European financial markets recently experienced volatility and adverse trends due to concerns about rising government debt levels of several European countries, including Greece, Spain, Ireland, Italy and Portugal. Continuation of these trends could adversely affect Japanese trade with Europe.

●	National Security Risk. Japan’s relations with its neighbors, particularly China, North Korea, South Korea and Russia, have at times been strained due to territorial disputes, historical animosities and defense concerns. Most recently, the Japanese government has shown concern over the increased nuclear and military activity of North Korea and about maritime territorial claims asserted by China. Strained relations may cause uncertainty in the Japanese markets and adversely affect the overall Japanese economy in times of crisis.

●	Structural Risks. Japan may be subject to risks relating to political, economic and labor risks. Any of these risks, individually or in the aggregate, could adversely affect investments in the Series:

○	Economic Risk. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. Japan is also heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the Japanese economy.
○	Political Risk. Historically, Japan has been subject to unpredictable national politics and may experience frequent political turnover. Future political developments may lead to changes in policy that might adversely affect the Series investments. In addition, China has become an important trading partner with Japan. Japan’s political relationship with China, however, has become strained. Should political tension increase, it could adversely affect the Japanese economy and destabilize the region as a whole.
○	Large Government Debt Risk. The Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a slowdown of the Japanese economy.
○	Currency Risk. The Japanese Yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors. The Japanese Yen may not maintain its long-term value in terms of purchasing power in the future.
○	Labor Risk. Japan has an aging workforce. Its labor market is undergoing fundamental structural changes, as traditional lifetime employment clashes with the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness.
○

Nuclear Energy Risk. The nuclear power plant catastrophe in Japan in March 2011 may have long-term effects on the Japanese economy and its nuclear energy industry, the extent of which are currently unknown.

Heineken NV ADRhedged™

Risk of Investing in the Netherlands. Investment in Dutch issuers will subject the Series to regulatory, political, currency, security, and economic risk specific to the Netherlands and the countries that use the euro. Among other things, the Netherlands’ economy is heavily dependent on trading relationships with certain key trading partners, including Germany, Belgium, the U.K., France and Italy. Future changes in the price or the demand for Dutch products or services by these countries or changes in these countries’ economies, trade regulations or currency exchange rates could adversely impact the Dutch economy and the issuers to which the Series has exposure. The Dutch economy relies on export of financial services to other European countries. European financial markets have from time to time been adversely affected by fiscal crises in other European nations, including Greece, Ireland, Italy, Portugal and Spain. As a result, the Netherlands may have trouble accessing capital markets and may be forced to pay higher interest rates on its debt than if it did not use the euro as its currency. In addition, the Netherlands may be indirectly exposed to the debt of the aforementioned countries through its banking sector. Any default by a country that uses the euro may therefore have a material adverse effect on the Dutch economy.

Nestle SA ADRhedged™, Roche Holding AG ADRhedged™

Risks of Investing in Switzerland. Investment in Swiss issuers will subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to Switzerland. Among other things, Switzerland’s economy is heavily dependent on trading relationships with certain key trading partners, including the U.S., U.K., China, France and Germany. Future changes in the price or the demand for Swiss products or services by these countries or changes in these countries’ economies, trade regulations or currency exchange rates could adversely impact the Swiss economy and the issuers to which the Fund has exposure. Switzerland’s economy relies heavily on the banking sector, and in recent years, Switzerland has responded to increasing pressure from neighboring countries and trading partners to reform its banking secrecy laws. Due to the lack of natural resources, Switzerland is dependent upon imports for raw materials. As a result, any drastic fluctuations in the price of certain raw materials will likely have a significant impact on the Swiss economy.

Airbus SE ADRhedged™, Bayerische Motoren Werke AG ADRhedged™, Hermes International SA ADRhedged™, L’Oreal SA ADRhedged™, LVMH Moet Hennessy Louis Vuitton SE ADRhedged™, Softbank Group Corp. ADRhedged™

Risks of Investing in Unsponsored Depositary Receipts. Unsponsored ADRs carry specific risks compared to sponsored ADRs. Here are some key risks to consider:

●	Lack of Control by the Foreign Company: Unsponsored ADRs are issued without the involvement or consent of the foreign company, which means the company may not provide timely or accurate financial information, potentially leading to a lack of transparency.

●	Limited Information: Since the foreign issuer is not directly involved, the level of financial disclosure and corporate governance might be lower. Investors may not have access to crucial information that would be available with a sponsored ADR.

●	Liquidity Issues: Unsponsored ADRs can have lower trading volumes compared to sponsored ADRs, which might lead to wider bid-ask spreads and difficulties in executing trades.

●	Exchange Rate Risk: Like all foreign investments, unsponsored ADRs are subject to currency risk. Fluctuations in the exchange rate can significantly impact the value of the investment.

●	Regulatory Risks: Different regulatory environments may affect the company’s operations and financial health. Unsponsored ADRs may not comply with the same regulatory standards as sponsored ADRs. The regulatory requirements applicable to a foreign issuer may be different than those of the United States, and as a result, the frequency and level of detail of disclosure about the operations of such an issuer may be less than the requirements imposed on issuers whose securities are registered in the United States.

●	Potential for Higher Volatility: Due to lower liquidity and less oversight, unsponsored ADRs may experience higher price volatility.

Airbus SE ADRhedged™

Aerospace and Defense Industry Risk. The aerospace and defense industry can be significantly affected by government regulation and spending policies because companies involved in this industry rely, to a significant extent, on government demand for their products and services. The financial condition of these companies is heavily influenced by government defense spending, which may be reduced in efforts to control government budgets. The aerospace industry in particular has recently been affected by adverse economic conditions and consolidation within the industry.

Bayerische Motoren Werke AG ADRhedged™

Automotive Industry Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

Heineken NV ADRhedged™

Beverages Industry Risk. The Series is subject to the risks faced by companies in the beverage industry, including: changes in demand for products, demographic and product trends and general economic conditions; effects of competitive pricing, environmental factors, marketing campaigns and consumer boycotts; and adverse effects from governmental regulation and oversight. The beverage industry may also be affected by risks that affect the broader consumer staples industry.

Hermes International SA ADRhedged™, L’Oreal SA ADRhedged™, LVMH Moet Hennessy Louis Vuitton SE ADRhedged™

Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, including the functioning of the global supply chain, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Nestle SA ADRhedged™

Food and Beverage Industry Risk. The food and beverage industry (including, but not limited to the food products industry) is highly competitive and can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, evolving consumer preferences, nutritional and health-related concerns, federal, state and local food inspection and processing controls, consumer product liability claims, consumer boycotts, risks of product tampering, and the availability and expense of liability insurance. Product recalls require companies in the food and beverage industry to withdraw contaminated or mislabeled products from the market. In addition, there are risks pertaining to raw materials and the suppliers of such raw materials that include changing market prices. The prices for raw materials fluctuate in response to a number of factors, including, but not limited to, changes in international agricultural and trading policies, weather and other conditions during the growing and harvesting seasons.

Bayer AG ADRhedged™, Roche Holding AG ADRhedged™

Pharmaceutical Industry Risk. The profitability of securities of companies in the pharmaceutical industry is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by such events as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures is unpredictable. Many pharmaceutical companies face intense competition from new products and less costly generic products. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.

Additionally, companies in the pharmaceutical industry may be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. These companies may be adversely affected by government regulation and changes in reimbursement rates from third-party payors, such as Medicare, Medicaid and other government-sponsored programs, private health insurance plans and health maintenance organizations. The ability of pharmaceutical companies to commercialize current and any future products also depends in part on the extent reimbursement for the cost of such products and related treatments are available from these third-party payors. A pharmaceutical company’s valuation may also be affected if one of its products proves to be unsafe, ineffective or unprofitable. The stock prices of companies in this sector have been, and will likely continue to be, volatile.

Hitachi Ltd. ADRhedged™, Siemens AG ADRhedged™

Technology Sector Risk. The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices. Companies in the application software industry, in particular, may also be negatively affected by the risk that subscription renewal rates for their products and services decline or fluctuate, leading to declining revenues. Companies in the systems software industry may be adversely affected by, among other things, actual or perceived security vulnerabilities in their products and services, which may result in individual or class action lawsuits, state or federal enforcement actions and other remediation costs. Companies in the computer software industry may also be affected by the availability and price of computer software technology components.

Deutsche Telekom AG ADRhedged™, Softbank Group Corp. ADRhedged™

Telecommunications Services Industry Risk. The Series is subject to risks faced by companies in the telecommunications industry, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete.

EXCLUSION OF MANAGER FROM COMMODITY POOL OPERATOR DEFINITION

With respect to the Series, the Manager has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Series, the Manager is relying upon a related exclusion from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC.

The terms of the CPO exclusion require the Series, among other things, to adhere to certain limits on their investments in commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts. These limits do not apply to transactions used for bona fide hedging purposes, as defined by the CFTC. Because the Manager and the Series intend to comply with the terms of the CPO exclusion, the Series may, in the future, need to adjust their investment strategies, consistent with their investment objectives, to limit their investments in these types of instruments. The Series are not intended as a vehicle for trading in the commodity futures, commodity options, or swaps markets. The CFTC has neither reviewed nor approved the Manager’s reliance on these exclusions, or the Series, their investment strategies or its prospectus.

CONTINUOUS OFFERING

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Series on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of Secondary Market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the Investment Company Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary Secondary Market transactions) and thus dealing with Shares that are part of an over-allotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares of the Series are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Series prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

CREATION AND REDEMPTION OF CREATION UNITS

The Series issue and redeem Shares only in bundles of a specified number of Shares. These bundles are known as “Creation Units.” For each Series, a Creation Unit is comprised of 10,000 Shares. The number of Shares in a Creation Unit will not change, except in the event of a share split, reverse split or similar revaluation. The Series may not issue or redeem Shares in fractional Creation Units.

To create or redeem a Creation Unit, you must be an “Authorized Participant” (“AP”) or you must do so through a broker, dealer, bank or other entity that is an AP. An AP is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”) or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement with Foreside Fund Services, LLC, the Series distributor (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). All other persons or entities transacting in Shares must do so in the Secondary Market. It is expected that only large institutional investors will create and redeem Shares directly with a Series in the form of Creation Units. In turn, it is expected that institutional investors who purchase Creation Units will break up their Creation Units and offer and sell individual Shares in the Secondary Market.

Shares are listed on the Exchange and are publicly traded. Retail investors may purchase or sell Shares in the Secondary Market (not from a Series) through a broker or dealer. For information about acquiring or selling Shares in the Secondary Market, please contact your broker or dealer or financial advisor.

When you buy or sell Shares in the Secondary Market, your broker or dealer may charge you a commission, market premium or discount or other transaction charge, and you may pay some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by your broker or dealer, there is no minimum dollar amount you must invest and no minimum number of Shares you must buy in the Secondary Market. In addition, because transactions in the Secondary Market occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares. Under normal circumstances, a Series will make an in-kind distribution or pay out redemption proceeds to a redeeming AP within two days after the AP’s redemption request is received, in accordance with the process set forth in the Series SAI and in the agreement between the AP and the Series distributor. However, the Series reserves the right, including under stressed market conditions, to take up to seven days after the receipt of a redemption request to pay an AP, all as permitted by the 1940 Act. The Series anticipates regularly meeting redemption requests primarily through in-kind redemptions. However, a Series reserves the right to pay all of the redemption proceeds to an AP in cash. Cash used for redemptions will be raised from the sale of ADRs and from existing holdings of cash or cash equivalents, including money market funds.

The creation and redemption processes set forth herein are summaries, and the summaries only apply to Shareholders who purchase or redeem Creation Units (they do not relate to Shareholders who purchase or sell Shares in the Secondary Market). APs should refer to their Participant Agreements for the precise instructions that must be followed in order to create or redeem Creation Units.

BUYING AND SELLING SHARES IN THE SECONDARY MARKET

Most investors will buy and sell Shares of the Series in Secondary Market transactions through broker-dealers. Shares of the Series are listed for trading in the Secondary Market on the Exchange and may also trade on other exchanges or in the over-the-counter market. Shares can be bought and sold throughout the trading day like other publicly-traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots.” When buying or selling Shares through a broker, you will likely incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the Secondary Market on each leg of a round trip (purchase and sale) transaction.

Share prices are reported in U.S. dollars and cents per Share. For information about buying and selling Shares in the Secondary Market, please contact your broker or dealer or financial advisor.

The Series Shares trade under the following trading symbols:

Airbus ADRhedged™	EADH
Bayer AG ADRhedged™	BAYH
Bayerische Motoren Werke AG ADRhedged™	BMWH
Deutsche Telekom AG ADRhedged™	DTEH
Heineken NV ADRhedged™	HEIH
Hermes International SA ADRhedged™	HESH
Hitachi Ltd. ADRhedged™	HTHH
L’Oreal SA ADRhedged™	LRLH
LVMH Moet Hennessy Louis Vuitton SE ADRhedged™	LVH
Nestle SA ADRhedged™	NSRH
Roche Holding AG ADRhedged™	RHHH
Siemens AG ADRhedged™	SIEH
Softbank Group Corp. ADRhedged™	SFTH

Book Entry

Shares of the Series are held in book-entry form and no stock certificates are issued. The Depository Trust Company (“DTC”), through its nominee, is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.

These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form for any publicly-traded company. Specifically, in the case of a Shareholder meeting of a Series, DTC assigns applicable Cede & Co. voting rights to its participants that have Shares credited to their accounts on the record date, issues an omnibus proxy and forwards the omnibus proxy to the Series. The omnibus proxy transfers the voting authority from Cede & Co. to the DTC Participant. This gives the DTC Participant through whom you own Shares (namely, your broker, dealer, bank, trust company or other nominee) authority to vote the Shares, and, in turn, the DTC Participant is obligated to follow the voting instructions you provide.

MANAGEMENT

The Board of Trustees of the Trust is responsible for the general oversight of the management of the Series, including general supervision of the Manager and other service providers, but it is not involved in the day-to-day management of the Trust. The Board of Trustees appoints officers who are responsible for the day-to-day operations of the Series. A list of the Trustees and Trust Officers, and their present and principal occupations, is provided in the Series SAI.

Investment Manager

The Manager is a Delaware limited liability company formed in 2010. The Manager has been registered as an investment manager with the SEC since 2011 and maintains its principal office at 301 S. State Street, N002, Newtown, Pennsylvania 18940.

The Manager serves as manager to each Series pursuant to an Investment Management Agreement (“Management Agreement”). Subject at all times to the supervision and approval of the Board, the Manager is responsible for the overall management and oversight of the Trust and each of the Series, including determining what investments should be purchased and sold, and placing orders for all such purchases and sales, on behalf of the Series. The Manager has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Series to operate.

As compensation for its services and its assumption of certain expenses, the Series pay the Manager a management fee equal to a percentage of the Series average daily net assets that accrues daily and is paid monthly, as follows:

Series Name	Management Fee
Airbus ADRhedged™	0.17%
Bayer AG ADRhedged™	0.17%
Bayerische Motoren Werke AG ADRhedged™	0.17%
Deutsche Telekom AG ADRhedged™	0.17%
Heineken NV ADRhedged™	0.17%
Hermes International SA ADRhedged™	0.17%
Hitachi Ltd. ADRhedged™	0.17%
L’Oreal SA ADRhedged™	0.17%
LVMH Moet Hennessy Louis Vuitton SE ADRhedged™	0.17%
Nestle SA ADRhedged™	0.17%
Roche Holding AG ADRhedged™	0.17%
Siemens AG ADRhedged™	0.17%
Softbank Group Corp. ADRhedged™	0.17%

The Manager may voluntarily waive any portion of its management fee from time to time and may discontinue or modify any such voluntary limitations in the future at its discretion.

A discussion regarding the basis for the Board of Trustees approving the Management Agreement will be available in the Series report on N-CSR for the period ending June 30, 2025.

Other Expenses. Under the Management Agreement, the Manager is not responsible for any expenses of the Trust. However, the Manager and/or other service providers to the Trust may waive some or all of its fee and/or reimburse expenses to limit the total operating expenses of a Series. The Manager and/or other service providers to the Trust may voluntarily reimburse expenses of a Series from time to time to help it maintain competitive expense ratios or for other business reasons. Any voluntary arrangements may be terminated at any time.

The Manager and its affiliates may deal, trade and invest for their own accounts in the types of securities in which the Series also may invest. The Manager does not use inside information in making investment decisions on behalf of the Series.

Portfolio Management

The individual portfolio managers responsible for the day-to-day management of the portfolio of the Series operate as a team and are:

Daniel McCabe, Chief Executive Officer of the Manager, has served as each Series portfolio manager since their inception in 2024. Prior to that Mr. McCabe served as CEO of Bear Hunter Structured Products LLC, an NYSE and AMEX specialist firm. McCabe joined Bear Hunter in 1997 as Vice President of Structured and Derivative Products, where he ran portfolio trading and managed the firm’s overall exposure in ETFs. He has a background in institutional sales, options trading and index arbitrage with Walsh Greenwood, Merrill Lynch and WG Trading.

Mark Criscitello, Founding Principal of the Manager, has served as each Series portfolio manager since their inception in 2024. Prior to that Mr. Criscitello served as CFO and COO of the Clearance and Execution division of Bear Hunter. Prior to Bear Hunter, Mr. Criscitello spent 18 years at Kalb Voorhis & Co. as an Option trader, COO and CFO, and was responsible for risk management, data systems, self-clearance operations and all financing activities. He has 40 years of experience in the financial industry.

More Information

For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Series, see the SAI.

OTHER SERVICE PROVIDERS

Series Co-Administrator, Custodian, Accounting and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) serves as fund accounting, co-administrator, custodian, transfer agent and dividend disbursing agent of the Trust and the Series. BNY Mellon is located at 240 Greenwich Street, New York, New York 10286.

Pursuant to a Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides administrative, regulatory, tax, financial reporting and fund accounting services for the maintenance and operation of the Trust and the Series. In addition, BNY Pursuant to the Transfer Agency and Services Agreement with the Trust, BNY Mellon acts as transfer agent for the Series authorized and issued Shares of beneficial interest and as dividend disbursing agent of the Trust.

BNY Mellon makes office space, equipment, personnel and facilities available to provide such services.

Pursuant to the Custody Agreement with the Trust, BNY Mellon maintains cash, securities and other assets of the Trust and the Series in separate accounts, keeps all required books and records and provides other necessary services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by it and to make payments for securities purchased by the Series.

Co-Administrator

Commonwealth Fund Services, LLC (“CFS”) serves as co-administrator to the Trust and the Series. CFS is located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. CFS is responsible for providing certain administrative services to the Trust and the Series, including coordination of meetings of the Board of Trustees and services related thereto and the provision of certain Trust officers. CFS has also assumed the responsibility for, and it pays, all of the Series operating expenses other than the Series management fee, interest, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired series fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of business.

Distributor

Foreside Fund Services, LLC, the Series distributor (the “Distributor”), a Delaware limited liability company, serves as the distributor of Creation Units for the Series on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Series or the securities that are purchased or sold by the Series. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Independent Registered Public Accounting Firm

KPMG LLP, 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215, serves as the independent registered public accounting firm for the Trust.

Legal Counsel

Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel for the Series.

FREQUENT TRADING

The Trust’s Board of Trustees has not adopted policies and procedures with respect to frequent purchases and redemptions of Series Shares by Series Shareholders (“market timing”). In determining not to adopt market timing policies and procedures, the Board noted that the Series are expected to be attractive to active institutional and retail investors interested in buying and selling Series Shares on a short-term basis. In addition, the Board considered that, unlike traditional mutual funds, the Series Shares can only be purchased and redeemed directly from the Series in Creation Units by Authorized Participants, and that the vast majority of trading in the Series Shares occurs on the Secondary Market. Because Secondary Market trades do not involve the Series directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Series trading costs and the realization of capital gains. With respect to trades directly with the Series, to the extent effected in-kind (namely, for securities), those trades do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Series and increased transaction costs (Series may impose higher transaction fees to offset these increased costs), which could negatively impact the Series ability to achieve its investment objective. However, the Board noted that direct trading on a short-term basis by Authorized Participants is critical to ensuring that a Series Shares trade at or close to NAV. Given this structure, the Board determined that it is not necessary to adopt market timing policies and procedures. The Series reserve the right to reject any purchase order at any time and reserves the right to impose restrictions on disruptive or excessive trading in Creation Units.

DISTRIBUTION PLAN

The Board of Trustees has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Series is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and Shareholder services. No Rule 12b-1 fees are currently paid by the Series, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each Series assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

The Manager and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of a Series. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

DETERMINATION OF NET ASSET VALUE (NAV)

The NAV of the Shares for a Series is equal to the Series total assets minus the Series total liabilities divided by the total number of Shares outstanding. Portfolio Securities are generally valued at the last quoted sale price or official closing price of the exchange on which they trade, which is deemed to be the principal market on which the securities are traded, or if there is no last quoted sale price or official closing price on the day of valuation, a security is valued at the mean of the bid and ask prices. The Currency Hedge Contract will be valued using the prevailing exchange rate of the relevant non-U.S. currency at the time that NAV is calculated. The exchange rate will be established by an independent pricing service approved by the Board. Expenses and fees of the Series accrue daily and are included in the Series total liabilities. The NAV that is published is rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV is calculated to five decimal places.

The securities and other assets of a Series are valued pursuant to the pricing policy and procedures approved by the Board. In calculating NAV, a Series investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable or do not reflect material events occurring between the close of local markets and the time of valuation, investments are valued using fair value pricing as determined in good faith by the Valuation Designee (as defined below) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Investments that may be valued using fair value pricing include, but are not limited to: (1) securities that are not actively traded, including “restricted” securities and securities received in private placements for which there is no public market; (2) securities of an issuer that becomes bankrupt or enters into a restructuring; and (3) securities whose trading has been halted or suspended.

The frequency with which a Series investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the respective Series invests pursuant to its investment objective, strategies and limitations.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received upon the sale of the security or asset in an orderly transaction between market participants at the measurement date and time. Pursuant to Rule 2a-5, the Board has designated the Manager as the valuation designee (“Valuation Designee”) for the Series to perform fair value determinations relating to all Series investments. The Manager may carry out its designated responsibilities as Valuation Designee through a fair valuation committee and may apply fair valuation methodologies approved by the Board, or utilize prices or inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources that have been approved by the Board.

The NAV is calculated by the administrator and determined each business day as of the close of regular trading on the NYSE (ordinarily 4:00 p.m. Eastern time).

DISTRIBUTIONS AND TAXES

Distributions

The Series typically earn income from ADR dividends, payments on the Currency Hedge Contract, and the sale of Portfolio Securities when required to do so. All such income will be deposited into the account used to settle the Currency Hedge Contract (“Settlement Account”). Each Shareholder will be allocated yearly its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. This information will be reported to Shareholders on Forms 1099 and a WHFIT Additional Written Statement. Such income generally will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both. To the extent a Series has assets in its Settlement Account in excess of 2% of the Series total assets on any quarterly distribution determination date, such Series will distribute such excess pro rata to its Shareholders. Such quarterly distribution determination date shall be on the last day of each calendar quarter (subject to the next business day in the case of a holiday or weekend) with payment occurring, if a payment is due, the next business day. No distribution reinvestment service is provided by the Series. Broker-dealers may make available the DTC book-entry Distribution Reinvestment Service for use by beneficial owners of the Series for reinvestment of their distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, distributions will be automatically reinvested by the Broker in additional whole Shares of the Series purchased in the secondary market. Regarding the sale of Portfolio Securities, Portfolio Securities may be sold in such amounts only to cover then existing Series expenses and cash redemption, which such expenses shall be immediately paid after the sale of such Portfolio Securities.

U.S. Federal Income Taxes

The following discussion of the material U.S. federal income tax consequences generally applies to the purchase, ownership and disposition of Shares by a “U.S. Shareholder” (as defined below). The discussion below is based on the Code, Treasury Regulations promulgated under the Code and judicial and administrative interpretations of the Code, all as in effect on the date of this Prospectus. No assurance can be given that future legislation, regulations, court decisions and/or administrative pronouncements will not significantly change applicable law and materially affect the conclusions expressed herein, and any such change, even though made after a U.S. Shareholder has invested in a Series, could be applied retroactively.

The tax treatment of Shareholders may vary depending upon their own particular circumstances. Certain Shareholders, including banks, thrift institutions, certain other financial institutions, insurance companies, tax-exempt organizations, brokers and dealers in securities or currencies, certain securities traders, Shareholders holding Shares as a position in a “hedging,” “straddle,” “conversion” or “constructive sale” transaction (as those terms are defined in the authorities mentioned above), qualified pension and profit-sharing plans, individual retirement accounts, certain other tax-deferred accounts, U.S. expatriates, Shareholders whose “functional currency” is not the U.S. dollar, Shareholders subject to the U.S. federal alternative minimum tax, non-U.S. Shareholders and other Shareholders with special circumstances, may be subject to special rules not discussed below. In addition, the following discussion applies only to U.S. Shareholders who hold Shares as “capital assets.”. This discussion does not purport to be complete or to address all aspects of U.S. federal income taxation that may be relevant to a Shareholder in light of its particular circumstances. Moreover, the discussion below does not address the effect of any U.S. state, local or foreign tax law on any Shareholder. Shareholders are urged to consult their own tax advisors with respect to all U.S. federal, state, local and foreign tax law considerations potentially applicable to their investment in Shares.

For purposes of this discussion, a “U.S. Shareholder” is a beneficial owner of Shares that is:

●	An individual who is treated as a citizen or resident of the United States for U.S. federal income tax purposes;
●	A corporation or other entity treated as a corporation for U.S. federal income tax purposes that is created or organized in or under the laws of the United States, any state thereof or the District of Columbia;
●	An estate, the income of which is subject to U.S. federal income taxation regardless of its source; or
●	A trust, if a court within the United States is able to exercise primary supervision over the administration of the trust and one or more U.S. persons have the authority to control all substantial decisions of the trust.

For U.S. federal income tax purposes, the treatment of any partner in a partnership, including any entity treated as a partnership for U.S. federal income tax purposes, will generally depend upon the status of the partner and upon the activities of the partnership. Partnerships and partners in partnerships are urged to consult their own tax advisors about the U.S. federal income tax consequences of purchasing, owning and disposing of Shares.

The Series have not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to the U.S. federal income tax matters described below. There is no assurance that the IRS will agree with the conclusions set forth in this section. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the U.S. federal tax consequences of the purchase, ownership and disposition of Shares, as well as the tax consequences arising under the laws of any U.S. state, foreign country or other taxing jurisdiction.

Tax Treatment of the Series

Each Series intends to qualify as a “grantor trust” for U.S. federal income tax purposes. There can be no assurance that the IRS will agree with this treatment, and it is possible that the IRS or another tax authority could assert a position contrary thereto and that a court could sustain that contrary position. As a “grantor trust” for U.S. federal income tax purposes, the Series will not pay U.S. federal income tax. Instead, the income and expenses of a Series will be allocated on a pro rata basis to Shareholders, and a Series will report its income, gains, losses and deductions to the IRS and Shareholders on that basis.

If a Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders. In addition, distributions would be taxable to Shareholders generally as ordinary dividends to the extent of the Series current and accumulated earnings and profits.

The grantor trust structure of each Series is intended to be treated as a widely held fixed investment trust (“WHFIT”), and should be subject to what is commonly referred to as the WHFIT Treasury Regulations. A WHFIT must satisfy certain detailed reporting requirements. Trustees of fixed investment trusts frequently do not know the identities of the beneficial owners of the trust interests and are unable to communicate tax information directly to them because trust interests often are held in street name, i.e., in the name of a middleman. The WHFIT Treasury Regulations provide rules that specifically require the sharing of tax information among trustees, middlemen, and beneficial owners of fixed investment trusts that meet the definition of a WHFIT. Each Series expects that it will exceed the yearly threshold for simplified WHFIT tax reporting. Therefore, each Series intends to provide the necessary information to middlemen so that they can provide yearly complex WHFIT tax reporting to U.S. shareholders. Prospective U.S. shareholders should understand that computing taxable income from a WHFIT investment may be different and more complicated than such computations for other investment types. Prospective U.S. shareholders should consult their own tax advisors to better understand how complex WHFIT reporting will affect the completion their own tax returns.

Taxation of U.S. Shareholders

U.S. Shareholders generally will be treated, for U.S. federal income tax purposes, as if they directly own a pro rata share of the underlying assets held in the Series. U.S. Shareholders also will be treated as if they directly received their respective pro rata shares of a Series income, if any, regardless of whether they receive any distributions from the Series. U.S. Shareholders will also be treated as if they directly incurred their respective pro rata shares of the Series expenses. The income from Series assets that is reportable by a U.S. Shareholder is not reduced by amounts used to pay expenses of the Series. Instead, a U.S. Shareholder may deduct its respective pro rata share of each expense incurred by the Series to the same extent as if it directly incurred such expense. U.S. Shareholders that are individuals, estates or trusts, however, may be required to treat some or all of the expenses of the Series as miscellaneous itemized deductions. An individual U.S. Shareholder may not deduct miscellaneous itemized deductions for tax years beginning after December 31, 2017, and before January 1, 2026. For tax years beginning after December 31, 2025, an individual U.S. Shareholder may deduct certain miscellaneous itemized deductions only to the extent they exceed 2% of adjusted gross income. In addition, such deductions may be subject to phase-outs and other limitations under applicable provisions of the Code and Treasury Regulations and, if the U.S. Shareholder is an individual subject to the alternative minimum tax, may not be deductible at all. Generally, any cash distributed by a Series to a U.S. Shareholder is the net of cash income and expenses reported. There may be circumstances under which a U.S. Shareholder is required to recognize income for a taxable year with respect to the Series even if it does not receive a corresponding distribution from the Series.

In the case of a U.S. Shareholder that purchases Shares for cash, its initial tax basis in its pro rata share of the assets held by the Series at the time Shares are acquired will be equal to its cost of acquiring the Shares. In the case of a U.S. Shareholder that acquires its Shares by delivering Portfolio Securities and any cash to the Series, the delivery of the Portfolio Securities and any cash in exchange for the underlying assets represented by the Shares will not be a taxable event to the U.S. Shareholder, and the U.S. Shareholder’s tax basis and holding period for the U.S. Shareholder’s pro rata share of the assets held in the Series will be the same as its tax basis and holding period for the Portfolio Securities and any cash delivered by the U.S. Shareholder in exchange therefor.

When the Series sells Portfolio Securities, for example to pay expenses, a U.S. Shareholder generally will recognize gain or loss in an amount equal to the difference between (i) the U.S. Shareholder’s pro rata share of the amount realized by the Series upon the sale; and (ii) the U.S. Shareholder’s tax basis in its pro rata share of the Portfolio Securities that were sold, which gain or loss will generally be long-term or short-term capital gain or loss, depending upon whether the U.S. Shareholder has held its Shares for more than one year. A U.S. Shareholder’s tax basis in any Portfolio Securities sold by the Series generally will be determined by multiplying the U.S. Shareholder’s total basis for its share of all of the Portfolio Securities held in the Series immediately prior to the sale, by a fraction the numerator of which is the amount of Portfolio Securities sold and the denominator of which is the total amount of the Portfolio Securities held in the Series immediately prior to the sale. Immediately after any such sale, a U.S. Shareholder’s tax basis in its pro rata share of the Portfolio Securities remaining in the Series will equal its tax basis in its share of the total amount of the Portfolio Securities held in the Series immediately prior to the sale, less the portion of such basis allocable to its share of the Portfolio Securities that were sold.

On a sale or other disposition of Shares, a U.S. Shareholder generally will recognize gain or loss in an amount equal to the difference between (i) the amount realized on the sale of the Shares and (ii) the portion of its tax basis in its pro rata share of the Series assets that is attributable to the Shares disposed of, determined by multiplying the tax basis of its pro rata share of all of the assets held by the Series immediately prior to such sale or other disposition by a fraction the numerator of which is the number of Shares disposed of and the denominator of which is the total number of Shares it held immediately prior to such sale or other disposition. That gain or loss will generally be short-term capital gain or loss if the Shares were held for one year or less and long-term capital gain or loss if the Shares were held for more than one year. After any sale of fewer than all of U.S. Shareholder’s Shares, its tax basis in its pro rata share of the Series assets immediately after the sale of Shares generally will equal the tax basis in its pro rata share of the total amount of the assets of the Series immediately prior to the sale, less the portion of that tax basis that is taken into account in determining the amount of gain or loss recognized by the U.S. Shareholder upon the sale or other disposition.

When a Series sells Series assets, for example to pay expenses, a U.S. Shareholder generally will recognize gain or loss in an amount equal to the difference between (i) the U.S. Shareholder’s pro rata share of the amount realized by the Series upon the sale and (ii) its tax basis for its pro rata share of the Series assets that were sold, which gain or loss will generally be long-term or short-term capital gain or loss, depending upon whether the U.S. Shareholder is treated as having held its share of the Series assets that were sold for more than one year. A U.S. Shareholder’s tax basis for its share of Series assets sold by the Series generally will be determined by multiplying the U.S. Shareholder’s total basis for its share of all of the assets held by the Series immediately prior to the sale by a fraction, the numerator of which is the amount of Series assets sold and the denominator of which is the total amount of assets held in the Series immediately prior to the sale. After any such sale, a U.S. Shareholder’s tax basis for its pro rata share of the Series remaining assets will be equal to its tax basis for its share of the total amount of the assets held in the Series immediately prior to the sale, less the portion of such basis allocable to its share of the Series assets that were sold.

A redemption of some or all of a U.S. Shareholder’s Shares in exchange for the underlying assets represented by the Shares redeemed generally will not be a taxable event to the U.S. Shareholder. The U.S. Shareholder’s tax basis in the assets received in the redemption generally will be the same as the U.S. Shareholder’s tax basis in the portion of its pro rata share of the assets held in the Series immediately prior to the redemption that is attributable to the Shares redeemed. This is determined by multiplying the U.S. Shareholder’s tax basis in its pro rata share of the assets held in the Series immediately prior to the redemption by a fraction, the numerator of which is the number of Shares redeemed and the denominator of which is the number of Shares held by the U.S. Shareholder immediately prior to the redemption. The U.S. Shareholder’s holding period with respect to the assets received should include the period during which the U.S. Shareholder held the Shares redeemed. A subsequent sale of the Portfolio Securities received by the U.S. Shareholder will be a taxable event.

Immediately after any sale or redemption of less than all of a U.S. Shareholder’s Shares, the U.S. Shareholder’s tax basis in its pro rata share of the assets held in the Series immediately after such sale or redemption generally will equal its tax basis for its share of the total amount of the assets held in the Series immediately prior to the sale or redemption, reduced by the portion of such basis that is attributable to the Shares sold or redeemed, as addressed above. The foregoing discussion assumes that all of a U.S. Shareholder’s Shares were acquired on the same date and at the same price per Share. If a U.S. Shareholder owns multiple lots of Shares (i.e., Shares acquired on different dates and/or at different prices), it is uncertain whether the U.S. Shareholder may use the “specific identification” rules that apply under Treasury Regulations Section 1.1012-1(c) with respect to sales of stock, in determining the amount, and the long-term or short-term character, of any gain or loss recognized by the U.S. Shareholder upon the sale of Portfolio Securities held by the Trust, upon the sale of any Shares by the U.S. Shareholder, or upon the sale by the U.S. Shareholder of any Portfolio Securities received by it upon the redemption of any of its Shares. The IRS could take the position that a U.S. Shareholder has a blended tax basis and holding period for its pro rata share of the underlying assets in the Series. However, there is no tax guidance on this point. U.S. Shareholders that hold multiple lots of Shares, or that are contemplating acquiring multiple lots of Shares, should consult their own tax advisors as to the determination of the tax basis and holding period for the underlying assets related to such Shares.

The Series are expected to hold the Portfolio Securities, the Currency Hedge Contract and the Settlement Account. It is possible that the Series will hold other assets and realize income different from those described in this section, in which case a U.S. Shareholder will have U.S. federal income tax consequences different from or in addition to those described in this section.

The Currency Hedge Contract is likely to be classified as a “Section 988 transaction” because it is a type of financial instrument in which the amount of the payout is determined by reference to the value of one or more “nonfunctional currencies.” The Series have not received nor requested any written guidance from the IRS regarding the tax classification of the Currency Hedge Contract as a “Section 988 transaction.”

Generally, gain or loss attributable to a Section 988 transaction is ordinary income or loss rather than capital gain or loss and is sourced to the country of residence of the taxpayer. There are, however, complex rules that may enable a U.S. Shareholder to elect to treat any such foreign currency gain or loss attributable to the Currency Hedge Contract as capital gain or loss. Note there is very limited guidance with respect to the application of the Section 988 rules to a “grantor trust,” such as the Series, and there is no assurance that the IRS would respect an election made by a U.S. Shareholder (as opposed to an election by a Series) to treat any foreign currency gain or loss as capital gain or loss. The IRS, however, has historically taken and continues to take the position that a “grantor trust,” such as the Series, for most purposes is treated as inseparable from its owner or owners for U.S. federal income tax purposes. Accordingly, because a U.S. Shareholder is deemed for U.S. federal income tax purposes to be a proportionate owner of the Currency Hedge Contract, it may be entitled to make an election to treat any income or loss from the Currency Hedge Contract as capital gain or loss. There are very specific requirements that must be met to satisfy the capital gain or loss election described above including concurrent identification requirements under applicable Treasury Regulations. U.S. Shareholders are strongly urged to consult their own tax advisors prior to investing in a Series to determine whether they can satisfy the election requirements, to take the necessary steps to make timely elections, and to understand the tax consequences of the income or loss attributable to the Currency Hedge Contract. Note that the Series will not make an election to treat any foreign currency gain or loss as capital gain or loss.

Dividends received by the Series will be taxed to an individual U.S. Shareholder at the same U.S. federal income tax rates that apply to long-term capital gains, provided the dividends are qualifying dividends and certain holding period requirements are satisfied. Dividends that do not meet these requirements are generally taxed at ordinary income rates. Gains recognized by non-corporate U.S. Shareholders from a Series sale of Portfolio Securities treated as held for more than one year by the U.S. Shareholder are taxed at the maximum rate applicable to long-term capital gains.

Certain non-corporate U.S. Shareholders are required to pay a 3.8% tax on the lesser of the excess of their modified adjusted gross income over a threshold amount or their “net investment income,” which generally includes dividends, interest, and net gains from the disposition of investment property. This tax is in addition to any regular U.S. federal income taxes due on such investment income. U.S. Shareholders are urged to consult their own tax advisors regarding the effect this law may have on an investment in the Shares.

A corporate U.S. Shareholder generally will not be entitled to the dividends-received deduction with respect to any dividends received by a Series, because the dividends-received deduction is generally not available for dividends received from most foreign corporations.

Under the “wash sale” rules, a U.S. Shareholder may not be able to deduct a loss on the Series disposition of Portfolio Securities. As a result, it may be required to recognize income greater than the total cash actually received from the Series during the taxable year.

U.S. Shareholders will be required to recognize gain or loss upon a sale of Series assets (as discussed above), even though some or all of the proceeds of such sale are used to pay Series expenses. Generally, for U.S. federal income tax purposes, a U.S. Shareholder must take into account its full pro rata share of the Series income, even if some of that income is used to pay Series expenses.

Any brokerage or other transaction fees incurred by a U.S. Shareholder in purchasing Shares will be treated as part of its tax basis in the underlying assets of a Series. Similarly, any brokerage fee incurred by a U.S. Shareholder in selling Shares will reduce the amount realized by it with respect to the sale.

The Series will file certain information returns with the IRS, and provide certain tax-related information to Shareholders, in connection with the Series. The Series will make information available that will enable brokers and custodians through which Shareholders hold Shares to prepare and, if required, to file certain information returns (e.g., Form 1099) with the IRS. To the extent required by applicable Treasury Regulations, each Shareholder will be provided with information regarding its allocable portion of the Series annual income, expenses, gains and losses (if any). A U.S. Shareholder may be subject to U.S. backup withholding tax in certain circumstances unless it provides its taxpayer identification number and complies with certain certification procedures. The amount of any backup withholding will be allowed as a credit against a U.S. Shareholder’s U.S. federal income tax liability and may entitle it to a refund, provided that the required information is furnished to the IRS.

This discussion of “U.S. Federal Income Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

TRANSACTION FEES

Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fee is $250. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The standard creation transaction fee is the same regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee is the same regardless of the number of Creation Units redeemed on the same day. Authorized Participants who place creation orders through DTC for cash (when cash creations are available or specified) will also be responsible for the brokerage and other transaction costs of the Series relating to the cash portion of such creation order. In addition, purchasers of Shares in Creation Units are responsible for payment of the costs of transferring securities to the Series and redeemers of Shares in Creation Units are responsible for the costs of transferring securities from the Series. Investors who use the services of a broker or other such intermediary may pay fees for such services.

CODE OF ETHICS

The Trust and the Manager each have adopted a code of ethics that are designed to prevent affiliated persons of the Trust and the Manager from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Series (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities. The codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by the Series. The codes are on file with the SEC and are available to the public.

SERIES WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Manager maintains a website for the Series at www.adrhedged.com. The website for the Series contain the following information, on a per-Share basis, for each Series: (1) the prior business day’s NAV; (2) the market closing price or the reported midpoint of the bid-ask spread at the time of NAV calculation (“Bid-Ask Price”); and (3) a calculation of the premium or discount of the market closing price or the Bid-Ask Price against such NAV. In addition, on each business day, before the commencement of trading in Shares on the Exchange, each Series will disclose on its website (www.adrhedged.com) the identities and quantities of the portfolio securities and other assets held by the Series that will form the basis for the calculation of NAV at the end of the business day.

A description of the Series policies and procedures with respect to the disclosure of the Series portfolio securities is available in the SAI.

OTHER INFORMATION

The Trust was organized as a Delaware statutory trust on August 27, 2010. Its Declaration of Trust currently permits the Trust to issue an unlimited number of Shares of beneficial interest. If Shareholders are required to vote on any matters, each Share outstanding would be entitled to one vote. Annual meetings of Shareholders will not be held except as required by the Investment Company Act and other applicable law. See the Series SAI for more information concerning the Trust’s form of organization.

PrecidianSM is a service mark of Precidian Funds, LLC.

FINANCIAL HIGHLIGHTS

The Series are newly organized and therefore have not yet had any operations as of the date of this Prospectus.

Precidian ETFs Trust

FOR MORE INFORMATION

If you would like more information about the Trust, the Series and the Shares, the following documents are available free upon request:

Annual/Semi-Annual Report

Additional information about the Series investments will be available in the Series annual and semi-annual reports to Shareholders and in Form N-CSR. In the Series annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Series performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

Statement of Additional Information

Additional information about the Series and their policies is also available in the Series SAI. The SAI is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).

The Series annual and semi-annual reports (when available) and the SAI are available free of charge upon request by calling Precidian Funds, LLC at 1-844-954-5333. You can also access and download the SAI, annual and semi-annual reports (when available) and other information, such as the Series financial statements, at the Series website: http://www.adrhedged.com.

To obtain other information and for Shareholder inquiries:

By telephone: 1-(844)-954-5333

By mail:	Precidian ETFs Trust 8730 Stony Point Parkway Suite 205 Richmond, VA 23235

On the Internet:	SEC Edgar database: www.sec.gov; or
The Trust: www.adrhedged.com

You may review and obtain copies of Series documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Series documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

No person is authorized to give any information or to make any representations about the Series and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Dealers effecting transactions in the Series Shares, whether or not participating in this distribution, may be generally required to deliver a Prospectus. This is in addition to any obligation dealers have to deliver a Prospectus when acting as underwriters.

The Series investment company registration number is 811-22524.